UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100 Lexington, Kentucky	40507
(Address of Principal Executive Offices)	(Zip Code)

Thomas P. Dupree

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2006

Date of reporting period: July 1, 2005 through December 31, 2005

Item 1.	Report to Stockholders

DUPREE MUTUAL FUNDS

December 31, 2005

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc., began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the fund’s investment advisor. The fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000, and

Mississippi Tax-Free Income Series in 2000.

Today, after more than 50 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance: Six Months Ended December 31, 2005

Our investment objective for our municipal bond funds is to provide as high a level of tax-free income as is consistent with having a diversified portfolio of high quality bonds. Our eight single state tax-free municipal funds do not buy bonds subject to the Alternative Minimum Tax, while also trying to avoid bonds which may become subject to market discount tax-rules. We do not try to anticipate market direction, instead, we attempt to buy quality bonds at the best price possible on a shoulder of the yield curve and hold them in down markets as well as up markets. Similarly, our investment objective for our government bond fund is to provide a high level of stable income, without undue risk to principal derived from securities of the U.S. Government and its agencies.

Investors often do not understand that as interest rates rise, bond prices fall, and vice versa. No rational discussion of a bond fund’s performance can take place, however, without a clear grasp of this fact. Each individual bond has its own fixed rate of interest; a rate that reflects a going market rate for a bond of that quality and maturity at the time that bond was issued. Over a period of time the going rate for that particular bond will vary as market conditions for interest rates vary. So, for purposes of discussion of bond mutual funds, it is generally sufficient to understand that bond prices fall as interest rates rise, and rise as interest rates fall. During this six month period the Federal Reserve Board raised the fed funds rate from 3.25% to 4.25%, depressing government bond prices in our Intermediate Government Bond Series as well as prices of each municipal tax-exempt Series.

Factors which may influence the performance of a state-specific fund include downgrading of the ratings assigned to bonds issued by the state or local governments, downturns in the specific economies of a given state or insufficient revenues received by state or local governments necessary to pay debt service on issued bonds.

The effect of Hurricane Katrina on Mississippi, and hence our Mississippi bond portfolio, was reviewed in depth. We were fortunate in that as of September 2, 2005 approximately 75.53% of the bonds held in this Series were insured. Moody’s conducted a review of the State of Mississippi’s general obligation debt and retained its rating. The Mississippi Tax-Free Income Series had a total return of -0.41% versus a total return of 0.21% for the 10 year Lehman Brothers Municipal Bond Index. This Series underperformed its comparative index due to the severe economic dislocation caused by Hurricane Katrina which temporarily depressed prices for Mississippi municipal obligations.

It should be noted that the Lehman Brothers Municipal Bond Index does not take into account any operating expenses or transaction costs and is national in scope so it does not necessarily reflect state specific municipal bond fund performance. Furthermore, municipal bond funds’ average effective maturities reflect the performance of a laddered portfolio of bonds, whereas the Lehman Brothers Index reflects only the performance of one specific maturity. An investment cannot be made directly in an index.

In our Kentucky Tax-Free Income portfolio we experienced a call of a $34.5 million block of Pendleton County Multi-County Lease bonds which had a 6.5% coupon. The funds were ultimately reinvested at about 4.25%, producing a negative effect on yield. Nonetheless, this Series outperformed its comparative index with a total return of 0.43% versus a total return of 0.11% for the 7 year Lehman Brothers Municipal Bond Index. The Kentucky Tax-Free Short-to-Medium Series had a total return of 0.10% versus a total return of 0.42% for the 3 year Lehman Brothers Municipal Bond Index. The Kentucky Tax-Free Short-to-Medium Series experienced a net outflow of funds during the period under review which resulted in the liquidation of a number of securities which normally would be held to maturity thereby negatively affecting its performance.

The effect of Hurricane Katrina on Alabama, and hence our Alabama bond portfolio, was also reviewed in depth. While Alabama did sustain damage from Hurricane Katrina, the damage was much less severe then that in Mississippi and Louisiana. Moody’s determined that the impact from the storm was not sufficient to put the state’s Aa2 general obligation debt rating on credit watch. The Alabama Tax-Free Income Series outperformed its comparative index with a total return of 0.70% versus a total return of 0.11% for the 7 year Lehman Brothers Municipal Bond Index.

North Carolina and Tennessee experienced no unusual events that either negatively or positively affected those single state Series. The North Carolina Tax-Free Income Series outperformed its comparative index with a total return of 0.53% versus a total return of 0.20% for the 5 year Lehman Brothers Municipal Bond Index. The North Carolina Tax-Free Short-to-Medium Series had a total return of 0.08%

i

versus a total return of 0.42% for the 3 year Lehman Brothers Municipal Bond Index. The North Carolina Tax-Free Short-to-Medium Series experienced a net outflow of funds during the period under review which resulted in the liquidation of a number of securities which normally would be held to maturity thereby negatively affecting its performance.

The Tennessee Tax-Free Income Series outperformed its comparative index with a total return of 0.40% versus a total return of 0.11% for the 7 year Lehman Brothers Municipal Bond Index. The Tennessee Tax-Free Short-to-Medium Series had a total return of 0.07% versus a total return of 0.42% for the 3 year Lehman Brothers Municipal Bond Index. The Tennessee Tax-Free Short-to-Medium Series experienced a net outflow of funds during the period under review which resulted in the liquidation of a number of securities which normally would be held to maturity thereby negatively affecting its performance.

The Intermediate Government Bond Series outperformed its comparative index with a total return of 0.19% versus a total return of .07% for the Lehman Brothers U.S. Government Intermediate Bond Index.

Total returns include changes in share price and reinvestment of dividends and capital gains, if any. Performance data quoted represents past performance which is no guarantee of future results. The opinions expressed herein are those of the fund’s portfolio management and are current as of December 31, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice.

December 31, 2005 Semi-Annual Report to Shareholders (page insert)

The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Alabama Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	77.13%
Aa/AA	15.70%
A	5.53%
Baa/BBB	1.52%
Not Rated	.12%

COMPOSITION
Prerefunded	0%
General Obligation	16.42%
Certificates of Participation	0%
Lease Revenue	.23%
Municipal Utilities	1.42%
Industrial Revenue	1.24%
Hospitals Healthcare	1.27%
State and Local Mortgage	.12%
University Consolidated Education	1.47%
Public Facilities	2.57%
Insured Municipals	75.26%
Escrowed to Maturity	0%

Kentucky Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	75.66%
Aa/AA	14.16%
A	7.04%
Baa/BBB	2.06%
Not Rated	1.08%

COMPOSITION
Prerefunded	.66%
General Obligation	2.51%
Certificates of Participation	.54%
Lease Revenue	11.60%
Municipal Utilities	.27%
Industrial Revenue	.32%
Hospitals Healthcare	5.49%
State and Local Mortgage	.56%
University Consolidated Education	1.41%
Public Facilities	1.85%
Insured Municipals	68.56%
Escrowed to Maturity	6.24%

Kentucky Tax-Free Short-to-Medium Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	54.48%
Aa/AA	35.62%
A	4.77%
Baa/BBB	4.51%
Not Rated	.62%

COMPOSITION
Prerefunded	1.81%
General Obligation	5.98%
Certificates of Participation	.41%
Lease Revenue	21.07%
Municipal Utilities	4.74%
Industrial Revenue	.21%
Hospitals Healthcare	10.00%
State and Local Mortgage	0%
University Consolidated Education	1.17%
Public Facilities	0%
Insured Municipals	46.72%
Escrowed to Maturity	7.90%

December 31, 2005 Semi-Annual Report to Shareholders (page insert)

Mississippi Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	79.35%
Aa/AA	11.55%
A	4.75%
Baa/BBB	3.05%
Not Rated	1.30%

COMPOSITION
Prerefunded	1.69%
General Obligation	16.35%
Certificates of Participation	0%
Lease Revenue	0%
Municipal Utilities	1.12%
Industrial Revenue	0%
Hospitals Healthcare	0%
State and Local Mortgage	0%
University Consolidated Education	0%
Public Facilities	1.08%
Insured Municipals	78.58%
Escrowed to Maturity	1.18%

North Carolina Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	64.31%
Aa/AA	33.05%
A	2.64%
Baa/BBB	0%
Not Rated	0%

COMPOSITION
Prerefunded	3.56%
General Obligation	2.41%
Certificates of Participation	9.79%
Lease Revenue	2.35%
Municipal Utilities	1.26%
Industrial Revenue	0%
Hospitals Healthcare	12.81%
State and Local Mortgage	.67%
University Consolidated Education	0%
Public Facilities	1.64%
Insured Municipals	64.75%
Escrowed to Maturity	.76%

North Carolina Tax-Free Short-to-Medium Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	66.01%
Aa/AA	29.36%
A	4.63%
Baa/BBB	0%
Not Rated	0%

COMPOSITION
Prerefunded	4.91%
General Obligation	16.02%
Certificates of Participation	9.20%
Lease Revenue	7.17%
Municipal Utilities	.73%
Industrial Revenue	0%
Hospitals Healthcare	11.77%
State and Local Mortgage	0%
University Consolidated Education	3.55%
Public Facilities	0%
Insured Municipals	46.65%
Escrowed to Maturity	0%

December 31, 2005 Semi-Annual Report to Shareholders (page insert)

Tennessee Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	55.72%
Aa/AA	42.24%
A	.47%
Baa/BBB	1.57%
Not Rated	0%

COMPOSITION

Prerefunded	2.59%
General Obligation	18.22%
Certificates of Participation	0%
Lease Revenue	.32%
Municipal Utilities	7.09%
Industrial Revenue	.23%
Hospitals Healthcare	13.20%
State and Local Mortgage	5.20%
University Consolidated Education	2.08%
Public Facilities	0%
Insured Municipals	49.56%
Escrowed to Maturity	1.51%

Intermediate Government Bond Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	100.00%

COMPOSITION

Federal Farm Credit Banks	14.20%
Federal Home Loan Banks	47.70%
Federal Home Loan Mortgage	8.57%
Federal National Mortgage	24.33%
Student Loan Mortgage	5.20%

Tennessee Tax-Free Short-to-Medium Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	53.83%
Aa/AA	43.89%
A	0%
Baa/BBB	1.56%
Not Rated	.72%
Prerefunded	4.69%
General Obligation	22.86%
Certificates of Participation	0%
Lease Revenue	3.10%
Municipal Utilities	1.68%
Industrial Revenue	0%
Hospitals Healthcare	4.90%
State and Local Mortgage	.72%
University Consolidated Education	5.19%
Public Facilities	0%
Insured Municipals	56.86%
Escrowed to Maturity	0%

v

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100%
December 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
73.28% of Net Assets
AL Agriculture & Mechanical University Revenue	5.000%	11/1/2025	Aaa/AAA*/AAA@	$100,000	$103,015
AL Housing Financial Authority Single Family Mortgage	5.050	10/1/2013	Aaa	10,000	10,319
AL Private Colleges & University Facilities Authority	5.900	9/1/2016	Aaa/AAA*/AAA@	10,000	10,397
AL State Board Education Bishop State Community College	4.600	1/1/2021	Aaa/AAA@	100,000	102,344
AL State Board of Education Revenue Bonds Calhoun Community	5.000	5/1/2022	Aaa/AAA@	450,000	477,540
AL State Docks Department Docks Facilities Revenue	5.500	10/1/2022	Aaa/AAA*/AAA@	110,000	117,929
AL State University Revenue General Tuition & Fee -Series A	5.000	1/1/2019	Aaa/AAA*/AAA@	50,000	52,934
AL Water Pollution Control Authority Revolving Fund Loan	5.500	8/15/2016	Aaa/AAA*	10,000	10,151
AL Water Pollution Control Authority Revolving Fund Loan	4.800	8/15/2018	Aaa/AAA*/AAA@	50,000	52,097
AL Water Pollution Control Authority Revolving Fund Loan	4.800	8/15/2022	Aaa/AAA*/AAA@	170,000	175,477
AL Water Pollution Control Authority Revolving Fund Loan	5.000	8/15/2026	Aaa/AAA*/AAA@	130,000	135,771
Alexander City AL Warrants	4.700	5/1/2021	Aaa/AAA*/AAA@	200,000	206,118
Birmingham AL General Obligation Bonds Series A	5.125	11/1/2022	Aaa/AAA*/AAA@	100,000	107,468
Birmingham AL Special Care Facilities Financing	5.000	6/1/2020	Aaa/AAA*	100,000	104,286
Birmingham AL Multifamily Housing Revenue - Beaconview	5.600	7/1/2020	Aaa/AAA*/AAA@	20,000	20,244
Blount County AL Water Authority Revenue	5.750	8/1/2019	Aaa/AAA*/AAA@	125,000	136,338
Central Elmore AL Water & Sewer	5.000	7/1/2021	Aaa/AAA*/AAA@	100,000	105,484
Choctaw County AL Revenue School Warrants	4.700	3/1/2017	A*	200,000	202,216
Colbert County Northwest AL Health Care Facility	5.750	6/1/2015	Aaa/AAA*/AAA@	10,000	10,211
Colbert County-Northwest AL Healthcare Authority	5.750	6/1/2020	Aaa/AAA*/AAA@	20,000	20,422
Enterprise AL Water General Obligation Bonds	5.000	10/1/2019	Aaa/AAA*/AAA@	55,000	58,482
Enterprise AL Water General Obligation Bonds	5.000	10/1/2023	Aaa/AAA*/AAA@	450,000	475,097
Fairhope AL Utilities Revenue Warrants	5.750	12/1/2021	Aaa/AAA*	25,000	26,168
Fort Payne AL Warrants	5.500	5/1/2016	Aaa/AAA*/AAA@	10,000	10,288
Gasden AL Warrants - Series B	4.600	8/1/2022	Aaa/AAA@	100,000	102,348
Hoover AL Board of Education Capital Outlay Warrants	5.250	2/15/2026	Aaa/AAA*/AAA@	35,000	37,041
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/1/2021	Aaa/AAA*/AAA@	200,000	203,960
Huntsville AL Health Care Authority Series A	5.000	6/1/2023	Aaa/AAA*/AAA@	140,000	144,609
Huntsville AL Health Care Authority Series A Revenue	5.000	6/1/2024	Aaa/AAA*	100,000	104,112
Huntsville AL Health Care Authority Series A	5.400	6/1/2022	Aaa/AAA*/AAA@	50,000	54,206
Huntsville AL Public Building Authority Lease Revenue	5.125	10/1/2022	Aaa/AAA*/AAA@	200,000	213,858
Huntsville AL Public Educational Building - A&M	5.600	6/1/2014	A*	20,000	21,230
Huntsville AL Public Educational Building	6.050	6/1/2020	A*	150,000	160,602
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	6/1/2018	Aaa/AAA*/AAA@	30,000	32,001
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.200	6/1/2021	Aaa/AAA*/AAA@	50,000	53,425
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.125	6/1/2026	Aaa/AAA*/AAA@	75,000	78,565
Jefferson County AL Board of Education Capital Outlay	5.800	2/15/2020	AAA*/AAA@	10,000	10,489
Jefferson County AL Sewer Revenue Capital Improvement	5.000	2/1/2020	Aaa/AAA*/AAA@	50,000	52,648
Lauderdale County & Florence AL Health Care Authority	5.250	7/1/2019	Aaa/AAA*/AAA@	30,000	31,748
Lee County AL School Warrants	5.000	2/1/2018	Aaa/AAA@	100,000	105,797
Lee County AL School Warrants Limited Obligation	5.000	2/1/2021	Aaa/AAA@	75,000	79,065
Linden AL Warrants	5.250	6/1/2023	AA*	25,000	26,233
Madison AL School Warrants - Series B	5.000	2/1/2023	Aaa/AAA*/AAA@	150,000	156,161
Madison AL Refunding Warrants	5.000	4/1/2021	Aaa/AAA*/AAA@	350,000	375,855
Mobile AL Limited Obligation Tax Warrants	5.500	2/15/2023	A1	35,000	36,678
Montgomery AL Waterworks & Sanitary Sewer Board	5.000	9/1/2019	Aaa/AAA*/AAA@	50,000	52,959
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	3/1/2025	Aaa/AAA*/AAA@	250,000	263,710
Morgan County AL Water and Sewer General Obligation Warrant	5.000	4/1/2028	Aaa	100,000	104,248
Muscle Shoals AL Refunded Warrants	4.600	8/1/2024	Aaa/AAA*/AAA@	250,000	255,913
Nortwest AL Gas District Gas System Revenue	5.900	5/1/2020	Aaa/AAA@	35,000	37,528
Phenix City AL School Warrants	5.450	8/1/2016	Aaa/AAA*/AAA@	10,000	10,910
Roanoke AL Warrants	4.450	5/1/2020	Aaa/AAA*/AAA@	150,000	152,979
St Clair County Board of Education School Tax Anticipation	5.500	2/1/2016	Aaa/AAA*/AAA@	10,000	10,721
St Clair County AL Board Education School Tax Warrants	4.400	2/1/2022	Aaa/AAA*/AAA@	50,000	50,609
Southeast AL Gas District System Revenue Series A	5.500	6/1/2020	Aaa/AAA@	10,000	10,927
Talladega County AL Industrial Development Revenue Bond	4.700	1/1/2022	Aaa/AAA@	100,000	104,020
Trussville AL Warrants	4.800	10/1/2021	Aaa/AAA@	85,000	88,339
Tuskegee AL Utilities Board Utilities Revenue	5.500	2/1/2022	Aaa/AAA*	70,000	72,878
University of Alabama Revenue - Birmingham	6.000	10/1/2020	Aaa/AAA*/AAA@	25,000	27,307
University of Alabama University Revenue-Huntsville	5.750	12/1/2016	Aaa/AAA*/AAA@	10,000	10,443
University of Alabama University Revenue Hospital-Series A	5.400	9/1/2013	Aaa/AAA*/AAA@	50,000	54,325
University of Southern AL University Revenue & Capital Improvement	5.000	3/15/2021	Aaa/AAA@	370,000	392,722

					6,511,959

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100%
December 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
GENERAL OBLIGATION BONDS
15.99% of Net Assets
AL State - Series A	5.000%	6/1/2019	Aa3/AA*	$30,000	$31,601
AL State Series A	5.000	6/1/2020	Aa3/AA*	100,000	104,712
Alabama State Series B	5.000	6/1/2021	Aa3/AA*	30,000	31,401
Alabama State - Series A	4.625	9/1/2022	Aa3/AA*	100,000	102,925
Alabama 21st Century Authority Tobacco Settlement Revenue	5.750	12/1/2020	Baa1/A-*	50,000	52,259
Alabama 21st Century Authority Tobacco Settlement Revenue	5.850	12/1/2013	Baa1/A-*	15,000	16,225
Birmingham AL Warrants	4.900	1/1/2018	Aa3/AA*/AA-@	150,000	155,904
Birmingham AL Warrants	4.750	1/1/2023	Aa3/AA*/AA-@	225,000	228,852
Birmingham AL Capital Improvement Warrants - Series A	5.500	8/1/2025	Aa3/AA*/AA-@	100,000	108,062
Birmingham AL Referral Warrants - Series A	5.250	5/1/2018	Aa3/AA*/AA-@	300,000	325,788
Madison AL Warrants - Series C	5.000	9/1/2018	Aaa/AAA*/AAA@	250,000	263,103

					1,420,831
PUBLIC FACILITIES REVENUE BONDS
2.50% of Net Assets
AL State Public Schools & College Authority - Series B	5.000	12/1/2021	Aa3/AA*	190,000	200,790
Hoover AL Warrants Series A	5.650	1/1/2014	Aa3/AA*	10,000	10,946
Rockford AL Public Building Authority Building Revenue	5.750	9/1/2015	NR	10,000	10,493

					222,230
UNIVERSITY CONSOLIDATED EDUCATION & HOUSING
1.43% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	9/1/2019	Aa3	120,000	127,506

					127,506
MUNICIPAL UTILITIES
1.39% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A	5.125	1/1/2017	A2/AA-*	20,000	21,020
Birmingham AL Water & Sewer Revenue Warrants - Series A	4.750	1/1/2021	A2/AA-*	100,000	102,228

					123,248
HOSPITALS AND HEALTHCARE
1.23% of Net Assets
Blount County AL Health Care Authority Tax Anticipation Warrants	5.750	2/15/2019	BBB+*	25,000	26,775
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	3/1/2018	Aa3	50,000	51,358
Montgomery AL Baptist Medical Center Special Care	5.375	9/1/2022	Aaa/AAA*	30,000	31,389

					109,521
INDUSTRIAL REVENUE BONDS
1.21% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/1/2011	BBB*	75,000	80,319
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/1/2020	BBB*	25,000	26,764

					107,083
LEASE REVENUE BONDS
.23% of Net Assets
Mountain Brook AL City Board Education Capital Outlay	5.200	2/15/2021	Aa2	20,000	20,302

					20,302
STATE AND LOCAL MORTGAGE REVENUE BONDS
.12% of Net Assets
Alabama Housing Financial Authority Single Family Housing	6.000	4/1/2016	Aaa	10,000	10,234

					10,234
Total Investments (cost $8,443,560)(a) - 97.37% of Net Assets					$8,652,915

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR Not Rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$223,512
Unrealized depreciation	(14,158)

Net unrealized appreciation	$209,354

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES		UNAUDITED
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS:
Investments in securities, at value (Cost: $8,443,560)		$8,652,915
Cash		142,986
Interest receivable		114,491
Prepaid expenses		2,133

Total assets		8,912,525
LIABILITIES:
Payable for:
Distributions	$23,918
Fund shares redeemed	99
Investment advisory fee	304
Transfer agent fee	1,797

Total liabilities		26,118

NET ASSETS:
Capital		8,685,835
Net accumulated realized loss on investment transactions		(8,782)
Net unrealized appreciation in value of investments		209,354

Net assets at value		$8,886,407

NET ASSET VALUE, offering price and redemption price per share ($8,886,407 -:- 756,383 shares outstanding; unlimited number of shares authorized; no par value)		$11.75

STATEMENT OF OPERATIONS

For the six months ended December 31, 2005

Net investment income:
Interest income	$188,673

Expenses:
Investment advisory fee	21,117
Transfer agent fee	6,335
Custodian expense	2,400
Pricing fees	2,005
Audit	1,204
Trustee fees	388
Other expenses	3,763

Total expenses	37,212
Fees waived by Adviser	(17,885)
Custodian expense reductions [8]	(2,400)

Net expenses	16,927

Net investment income	171,746

Realized and unrealized loss on investments:
Net realized loss	(4,435)
Net decrease in unrealized appreciation	(106,157)

Net realized and unrealized loss on investments	(110,592)

Net increase in net assets resulting from operations	$61,154

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2005 and the year ended June 30, 2005

	Six months 12/31/05	Year ended 6/30/05
Increase in net assets:
Operations:
Net investment income	$171,746	$273,588
Net realized (loss)/gain on investments	(4,435)	5,456
Net (decrease)/increase in unrealized appreciation	(106,157)	226,824

Net increase in net assets resulting from operations	61,154	505,868
Distributions to shareholders from net investment income	(171,746)	(273,588)
Net fund share transactions	1,196,511	2,295,369

Total increase	1,085,919	2,527,649
Net assets:
Beginning of year	7,800,487	5,272,838

End of period/year	$8,886,406	$7,800,487

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/05	For the years ended June 30,
		2005	2004	2003	2002
Net asset value, beginning of year	$11.91	$11.45	$11.80	$11.22	$10.99

Income from investment operations:
Net investment income	0.12	0.48	0.51	0.52	0.56
Net gains/(losses) on securities, both realized and unrealized	(0.16)	0.46	(0.35)	0.58	0.23

Total from investment operations	(0.04)	0.94	0.16	1.10	0.79
Less distributions:
Distributions from net investment income	(0.12)	(0.48)	(0.51)	(0.52)	(0.56)

Net asset value, end of year	$11.75	$11.91	$11.45	$11.80	$11.22

Total return	0.70%	8.36%	1.36%	9.98%	7.32%
Net assets, end of year (in thousands)	$8,886	$7,800	$5,273	$4,615	$2,404
Ratio of net expenses to average net assets (a)	0.20%	0.46%	0.40%	0.33%	0.28%
Ratio of net investment income to average net assets	2.05%	4.08%	4.36%	3.96%	4.99%
Portfolio turnover	7.71%	3.96%	16.43%	6.24%	18.15%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

.21% and .03% for the six months ended 12/31/2005, .36% and .08% for 2005, .41% and .10% for 2004, .50% and .12% for 2003, .53% and .23% for 2002 respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
December 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
67.31% of Net Assets
Ballard County School District Finance Corporation	5.000%	6/1/2020	Aaa/AAA@	$1,240,000	$1,320,550
Bardstown KY Combined Utilities Revenue	5.000	12/1/2017	Aaa/AAA@	1,290,000	1,365,375
Bardstown KY Combined Utilities Revenue	5.000	12/1/2018	Aaa/A2*/AAA@	1,510,000	1,600,313
Barren County School District Finance Corporation	4.750	8/1/2022	Aaa/Aa3*/AAA@	3,085,000	3,204,174
Boone County Pollution Control Revenue - Dayton Power	4.700	1/1/2028	Aaa/AAA*/AAA@	8,595,000	8,686,881
Boone County School District Finance Corporation	5.000	5/1/2023	Aaa/AAA*	4,070,000	4,287,989
Boone County School District Finance Corporation	5.000	5/1/2024	Aaa/AAA*	4,265,000	4,496,504
Boone County KY Water - Florence	5.000	12/1/2015	Aaa/AAA*	1,000,000	1,065,560
Boone-Florence KY Water Supply System Revenue	5.000	12/1/2017	Aaa/AAA*	1,805,000	1,914,491
Boone-Florence KY Water Supply System Revenue	5.000	12/1/2018	Aaa/AAA*	1,900,000	2,012,157
Boone-Florence KY Water Supply System Revenue	5.000	12/1/2020	Aaa/AAA*	2,100,000	2,217,159
Bullitt County School District Finance Corporation	4.750	7/1/2022	Aaa/AAA@	2,440,000	2,533,354
Cambell & Kenton Counties Sanitation District Number 1	5.000	8/1/2017	Aaa/AAA*/AAA@	1,000,000	1,061,200
Carrollton & Henderson KY Public Energy Authority Gas Revenue	5.000	1/1/2007	Aaa/AAA*/AAA@	1,000,000	1,018,510
Carter County Detention Center	5.125	5/1/2029	Aaa/AAA*	960,000	1,022,006
Eastern Kentucky University Consolidated Educational Building	5.000	5/1/2021	Aaa/AAA*	1,580,000	1,676,017
Fayette County KY School District Finance Corporation	5.250	4/1/2021	Aaa/AAA*/AAA@	2,285,000	2,445,361
Fayette County School District Finance Corporation	5.000	4/1/2024	Aaa/AAA*/AAA@	6,985,000	7,398,302
Fayette County School District Finance Corporation	5.000	4/1/2025	Aaa/AAA*/AAA@	7,340,000	7,745,462
Fayette County School District Finance Corporation	4.500	3/1/2022	Aaa/AA-*/AAA@	4,100,000	4,185,444
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	1/1/2024	Aaa/AAA*/AAA@	780,000	780,725
Greater Ky Housing Assistance Corporation-Northside Apts	6.200	2/1/2025	AAA*	3,340,000	3,342,505
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	5/20/2027	Aaa	1,245,000	1,301,710
Jefferson County KY Health Facilities-Jewish Hospital	5.650	1/1/2017	Aaa/AAA*	3,450,000	3,595,038
Jefferson County KY Health Facilities Jewish Hospital	5.700	1/1/2021	Aaa/AAA*	4,520,000	4,714,496
Jefferson County KY Health Facilities University Medical Center	5.500	7/1/2017	Aaa/AAA*	8,675,000	9,037,789
Jefferson County KY School District Finance Corporation	5.125	11/1/2016	Aaa/AAA*/AAA@	1,000,000	1,038,660
Jefferson County KY School District Finance Corporation	5.250	1/1/2016	Aaa/AAA*/AAA@	1,000,000	1,065,050
Jefferson County KY School District Finance Corporation	5.250	1/1/2019	Aaa/AAA*/AAA@	2,000,000	2,129,420
Jefferson County KY Health Facilities-Alliant Health System	5.125	10/1/2017	Aaa/AAA*/AAA@	2,940,000	3,049,045
Jefferson County KY Capital Projects Corporation Revenue	5.375	6/1/2018	Aaa/AAA*/AAA@	1,500,000	1,575,270
Kenton County School District Finance Corporation	5.000	6/1/2021	Aaa/Aa3*/AAA@	4,055,000	4,303,572
Kentucky Asset/Liability Commission General Fund	5.000	5/1/2020	Aaa/AAA*/AAA@	2,000,000	2,131,960
KY Asset Liability Commission Project Notes First Series	5.000	5/1/2023	Aaa/AAA*/AAA@	5,600,000	5,916,120
KY Asset Liability Community General Fund	5.000	5/1/2024	Aaa/AAA*/AAA@	5,880,000	6,193,404
KY Asset Liability Project Notes	5.000	9/1/2015	Aaa/AAA*/AAA@	6,000,000	6,494,760
KY Asset Liability Commission University Of KY Project Note	5.000	10/1/2023	Aaa/AAA*	8,075,000	8,600,360
KY Asset Liability Commission University Of KY Project Note	5.000	10/1/2024	Aaa/AAA*	7,405,000	7,831,972
KY Asset Liability Commission University Of KY Project Note	5.000	10/1/2025	Aaa/AAA*	3,700,000	3,928,512
Kentucky Economic Development Finance Authority-Ashland Hospital	5.000	2/1/2018	Aaa/AAA*/AAA@	1,500,000	1,555,395
Kentucky Development Finance Authority-St Claire Medical	5.875	9/1/2013	AAA*	2,000,000	2,023,220
Kentucky Development Finance Authority-St Claire Medical	5.625	9/1/2021	AAA*	2,500,000	2,528,750
Kentucky Development Finance Authority-Methodist Hospital	5.625	2/1/2017	AAA*	6,500,000	6,786,585
Kentucky Development Finance Authority-Appalachian Regional	5.850	10/1/2017	A*	1,000,000	1,045,960
Kentucky Development Authority-South Central Nursing	6.000	7/1/2027	Aaa/AAA*/AAA@	2,270,000	2,448,445
Kentucky Housing Corporation	4.750	7/1/2017	Aaa/AAA*	1,335,000	1,365,398
Kentucky Housing Corporation	4.650	7/1/2023	Aaa/AAA*	3,595,000	3,635,192
Kentucky Housing Corporation	5.500	1/1/2015	Aaa/AAA*	830,000	866,014
Kentucky Housing Corporation	4.400	1/1/2017	Aaa/AAA*	1,000,000	1,010,180
Kentucky Housing Corporation	4.850	1/1/2024	Aaa/AAA*	2,000,000	2,054,400
Kentucky State Property & Building Commission Project #64	5.500	5/1/2017	Aaa/AAA*/AAA@	8,000,000	8,625,840
Kentucky State Property & Building Commission Project #73	5.000	11/1/2021	Aaa/AAA*/AAA@	1,000,000	1,053,730
Kentucky State Property & Building Commission Project #72	5.375	10/1/2016	Aaa/AAA*/AAA@	5,000,000	5,492,550
Kentucky State Property & Building Commission Project #83	5.000	10/1/2013	Aaa/AAA*/AAA@	610,000	661,704
Kentucky State Property & Building Commission Project #83	5.000	10/1/2017	Aaa/AAA*/AAA@	5,000,000	5,494,450
Kentucky State Property & Building Commission	5.000	10/1/2018	Aaa/AAA*/AAA@	7,750,000	19,527,130
Kentucky State Property & Building Commission Project #83	5.250	10/1/2020	Aaa/AAA*/AAA@	4,220,000	27,364,967
Kentucky State Property & Building Commission Project #74	5.000	2/1/2022	Aaa/AAA*/AAA@	3,000,000	3,241,230
Kentucky State Property & Building Commission Project #73	5.500	11/1/2017	Aaa/AAA*/AAA@	1,000,000	1,103,340
Kentucky State Property & Building Commission Project #73	5.000	11/1/2019	Aaa/AAA*/AAA@	1,360,000	1,445,571
Kentucky State Property & Building Commission Project #73	5.000	11/1/2020	Aaa/AAA*/AAA@	3,255,000	3,433,862
Kentucky State Property & Building Commission Project #84	5.000	8/1/2019	Aaa/AAA*/AAA@	10,000,000	10,984,800
Kentucky State Property & Building Commission	5.000	8/1/2022	Aaa/AAA*/AAA@	7,500,000	19,292,175
Kentucky State Property & Building Commission Project #85	5.000	8/1/2020	Aaa/AAA*/AAA@	5,760,000	6,148,454
Kentucky State Property & Building Commission Project #85	5.000	8/1/2023	Aaa/AAA*/AAA@	2,500,000	13,281,875
Kentucky State Property & Building Commission Project #85	5.000	8/1/2024	Aaa/AAA*/AAA@	10,800,000	11,405,664
Kentucky State Property & Building Commission Project #85	5.000	8/1/2025	Aaa/AAA*/AAA@	2,500,000	2,636,200
Kentucky State Property & Building Commission Project #77	5.250	8/1/2015	AAA/Aaa*/AAA@	1,140,000	1,257,488

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
December 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Kentucky State Property & Building Commission Project #77	5.250%	8/1/2016	Aaa/AAA*/AAA@	$1,680,000	$1,857,828
Kentucky State Property & Building Commission Project #77	5.250	8/1/2018	Aaa/AAA*/AAA@	4,325,000	4,764,723
Kentucky State Property & Building Commission Project #79	5.125	10/1/2016	Aaa/AAA*/AAA@	2,040,000	2,234,249
Kentucky State Property & Building Commission Project #79	4.750	10/1/2023	Aaa/AAA*/AAA@	3,000,000	3,108,030
Kentucky State Property & Building Commission Project #80	5.250	5/1/2018	Aaa/AAA*/AAA@	2,940,000	3,297,945
Kentucky State Property & Building Commission Project #80	5.250	5/1/2020	Aaa/AAA*/AAA@	1,000,000	1,125,990
Kentucky State Property & Building Commission Project #81	5.000	11/1/2017	Aaa/AAA*/AAA@	2,060,000	2,203,005
Kentucky State Property & Building Commission Project #81	5.000	11/1/2018	Aaa/AAA*/AAA@	1,720,000	1,831,060
Kentucky State Property & Building Commission Project #81	5.000	11/1/2019	Aaa/AAA*/AAA@	2,385,000	2,540,645
Kentucky State Property & Building Commission Project #81	5.000	11/1/2020	Aaa/AAA*/AAA@	3,560,000	3,782,464
Kentucky State Property & Building Commission Project #81	5.000	11/1/2022	Aaa/AAA*/AAA@	3,930,000	4,151,298
KY State Turnpike Authority Economic Development Road Revenue	5.150	7/1/2019	Aaa/AAA*/AAA@	1,000,000	1,068,510
KY State Turnpike Authority Economic Development Road Revenue	5.000	7/1/2025	Aaa/AAA*/AAA@	2,000,000	2,109,860
KY State Turnpike Authority Economic Development Road Revenue	5.000	7/1/2023	Aaa/AAA*/AAA@	4,325,000	4,597,259
KY State Turnpike Authority Economic Development Road Revenue	5.000	7/1/2024	Aaa/AAA*/AAA@	3,770,000	3,992,166
Knox County General Obligation	5.625	6/1/2036	AAA*/AAA@	2,490,000	2,788,202
Letcher County School District Finance Corporation	5.000	6/1/2022	Aaa/Aa3*/AAA@	1,755,000	1,856,193
Letcher County School District Finance Corporation	5.000	6/1/2024	Aaa/Aa3*/AAA@	1,930,000	2,035,687
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2015	AAa/AAA*	1,770,000	1,877,545
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2017	Aaa/AAA*	1,830,000	1,937,037
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2018	Aaa/AAA*	2,135,000	2,257,186
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2019	Aaa/AAA*	2,415,000	2,558,693
Louisville & Jefferson County Metropolitan Sewer	5.000	5/15/2019	Aaa/AAA*/AAA@	2,500,000	2,603,600
Louisville & Jefferson County Metropolitan Sewer	4.750	5/15/2028	Aaa/AAA*/AAA@	10,125,000	10,280,216
Louisville & Jefferson County Metropolitian Sewer & Drain	5.000	5/15/2022	Aaa/AAA*/AAA@	2,855,000	3,039,462
Louisville & Jefferson County Metropolitian Sewer & Drain	5.000	5/15/2023	Aaa/AAA*/AAA@	2,990,000	3,173,646
Louisville & Jefferson Co Metropolian Sewer	5.000	5/15/2024	Aaa/AAA*/AAA@	3,135,000	3,312,629
Louisville & Jefferson Co Sewer District	5.000	5/15/2025	Aaa/AAA*/AAA@	3,285,000	3,471,128
Louisville & Jefferson County Metropolitan Sewer	5.000	5/15/2026	Aaa/AAA*/AAA@	5,000,000	5,303,100
Louisville & Jefferson County KY Regional Airport Authority	5.500	7/1/2017	Aaa/AAA*/AAA@	2,655,000	2,914,048
Louisville & Jefferson County Visitors & Convention	4.500	12/1/2023	Aaa/AAA*/AAA@	2,340,000	2,392,720
Louisville & Jefferson County Visitors & Convention	4.500	12/1/2024	Aaa/AAA*/AAA@	2,250,000	2,289,285
Louisville & Jefferson County Visitors & Convention	4.600	12/1/2025	Aaa/AAA*/AAA@	1,490,000	1,524,657
Louisville & Jefferson County Student Housing	5.000	6/1/2025	AAA*	2,030,000	2,140,635
Louisville KY G.O. Series A	5.000	10/1/2020	Aaa/AAA*/AAA@	7,165,000	7,589,240
Louisville Health Care Facilities	6.650	12/20/2030	Aaa	4,996,000	5,613,156
Louisville KY Parking Authority-River City First Mortgage	5.000	12/1/2017	Aaa/AAA*/AAA@	1,000,000	1,041,360
Madison County School District Finance Corporation	4.500	4/1/2016	Aaa/AAA*/AAA@	695,000	717,532
Marshall County School District Finance Corporation	5.000	6/1/2022	Aaa/Aa3*/AAA@	1,400,000	1,480,724
McCracken County School District Finance Corporation	4.650	7/1/2019	Aaa/AAA@	1,655,000	1,707,447
McCracken County School District Finance Corporation	4.700	7/1/2020	Aaa/AAA@	1,725,000	1,785,530
McCracken County School District Finance Corporation	5.000	7/1/2022	Aaa/AAA@	4,000,000	4,192,040
McCreary County Courthouse & Public Square Corporation Revenue	5.400	9/1/2020	Aaa/AAA*/AAA@	1,550,000	1,682,293
Nelson County School District Finance Corporation	4.500	4/1/2021	Aaa/Aa3*/AAA@	1,130,000	1,154,487
Nelson County School District Finance Corporation	4.500	4/1/2023	Aaa/Aa3*/AAA@	2,505,000	2,551,418
Northern KY University Certificate of Participation	4.900	12/1/2021	Aaa/AAA*	2,725,000	2,846,753
Northern KY University Certificate of Participation	5.000	12/1/2024	Aaa/AAA*	2,000,000	2,091,480
Northern KY Water District Revenue	4.750	2/1/2019	Aaa/AAA*	1,000,000	1,035,200
Northern KY Water District Revenue Series A	5.000	2/1/2020	Aaa/AAA@	3,080,000	3,246,505
Northern KY Water District Revenue	5.000	2/1/2021	Aaa/AAA@	2,635,000	2,767,277
Northern KY Water District Revenue	4.000	2/1/2019	Aaa	1,275,000	1,260,873
Northern KY Water District Revenue	4.125	2/1/2020	Aaa	1,325,000	1,322,854
Northern KY Water District Revenue	4.125	2/1/2021	Aaa	1,380,000	1,371,527
Northern KY Water District	4.500	2/1/2022	Aaa	1,385,000	1,410,636
Northern KY Water District	4.500	2/1/2024	Aaa	1,035,000	1,052,667
Pike County KY Mortgage Revenue-Phelps Regional Health	5.350	9/20/2012	AAA*	180,000	188,590
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.650	1/20/2019	AAA*	3,110,000	3,261,955
Shelby County School District Finance Corporation	5.000	5/1/2022	Aaa/Aa3*/AAA@	1,815,000	1,918,745
Shelbyville KY Certificate of Participation	5.150	7/1/2018	Aaa/AAA@	4,165,000	4,419,148
Spencer County School District Finance Corporation	5.000	7/1/2023	Aaa/AAA@	1,000,000	1,055,970
University of Kentucky Housing and Dining	4.400	6/1/2017	Aaa/AAA@	2,815,000	2,882,954
Warren County KY Hospital Facility Revenue	4.625	4/1/2012	Aaa/AAA*/AAA@	1,500,000	1,546,425
Warren County KY Hospital Facility Revenue	5.000	4/1/2016	AAA/Aaa*/AAA@	1,000,000	1,042,960

Warren County KY Hospital Facility Revenue	5.000	4/1/2017	Aaa/AAA*/AAA@	1,000,000	1,039,430
					471,755,622
LEASE REVENUE BONDS
11.33% of Net Assets
Boone County KY School District Finance Corporation	5.500	9/1/2019	Aa3	1,860,000	1,994,683
Boone County KY School District Finance Corporation	5.750	2/1/2020	Aa3	1,200,000	1,319,568
Boone County School District Finance Corporation	5.000	8/1/2019	Aa3	1,040,000	1,100,434

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
December 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Boone County School District Finance Corporation	5.000%	2/1/2022	Aa3	$3,000,000	$3,157,500
Bullitt County KY School District Finance Corporation	5.000	7/1/2021	Aa3	1,000,000	1,060,040
Christian County KY Public Courthouse Lease Revenue	5.125	8/1/2017	Aa3	1,090,000	1,163,771
Christian County KY Public Courthouse Lease Revenue	5.125	8/1/2018	Aa3	1,145,000	1,220,410
Covington Independent School District Finance Corporation	5.250	6/1/2019	Aa3	1,225,000	1,303,547
Danville Multi-City Lease Campbellsville Water & Sewer	3.500	7/1/2012	Baa1	1,950,000	1,932,080
Davies County School District Finance Corporation	5.000	6/1/2021	Aa3	1,155,000	1,224,958
Estill County KY School District Finance Corporation	5.875	8/1/2016	Aa3	1,780,000	1,846,447
Fayette County KY School District Financial Corporation	5.375	1/1/2017	Aa3/AA-*	1,300,000	1,357,356
Green County KY School District Finance Corporation	5.000	4/1/2021	Aa3	1,085,000	1,143,633
Greenup County School District Finance Corporation	4.650	3/1/2021	Aa3	1,650,000	1,714,845
Hardin County KY School District Finance Corporation	6.000	7/1/2016	Aa3	1,025,000	1,061,367
Hopkins County School District Finance Corporation	5.125	6/1/2019	Aa3	4,120,000	4,408,112
Kenton County School District Finance Corporation	5.375	3/1/2017	Aa3/A+*	4,300,000	4,499,864
KY Area Development Districts Lease City of Ewing	5.700	6/1/2015	AA*	1,500,000	1,611,645
Kentucky Area Development Districts Financing Lease-Ewing	5.600	6/1/2022	AA*	1,055,000	1,156,217
KY Area Development Districts Financing Trust Lease	5.350	12/1/2022	AA*	2,560,000	2,768,742
Kentucky Area Development Districts Financing Lease Program	5.400	12/1/2021	AA*	710,000	771,145
Kentucky Area Development Districts Financing Lease - City	5.400	12/1/2021	AA*	1,095,000	1,186,027
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/1/2020	Aa3/A+*	400,000	406,376
Kentucky Infrastructure Authority Series A	5.000	6/1/2019	Aa3/A+*/AA-@	1,000,000	1,054,240
Kentucky Infrasturcture Authority	5.000	6/1/2017	Aa3/AA-*	1,035,000	1,081,917
KY State Property & Buildings Commission Revenue #67	5.375	9/1/2019	Aa3/AAA*/AA-@	3,475,000	3,764,155
KY State Property & Buildings Commission Revenue #68	5.250	10/1/2018	Aa3/A+*/AA-@	1,500,000	1,606,275
KY State Property & Buildings Commission Revenue #68	5.000	10/1/2019	Aa3/A+*/AA-@	5,500,000	5,781,820
KY State Property & Buildings Commission Revenue #73	5.500	11/1/2013	Aa3/A+*/AA-@	1,500,000	1,647,075
Laurel County KY School District Finance Corporation	5.600	3/1/2017	Aa3	1,000,000	1,046,900
Laurel County KY School District Finance Corporation	5.750	6/1/2020	Aa3	1,250,000	1,391,638
Lexington-Fayette Urban County Government General Obligation	4.750	5/1/2020	Aa2/AA+*	1,000,000	1,034,130
Martin County KY School District Finance Corporation	5.375	9/1/2020	Aa3	1,100,000	1,190,508
Montgomery County School District Finance Corporation	4.375	4/1/2023	Aa3	3,105,000	3,111,489
Oldham County KY School District Finance Corporation	5.000	12/1/2021	Aa3	2,090,000	2,220,186
Pendleton County KY Multi-County Lease Revenue	6.400	3/1/2019	A*	3,000,000	3,604,680
Pendleton County KY School District Finance Corporation	5.125	6/1/2019	Aa3	1,140,000	1,211,045
Pike County School District Finance Corporation	5.000	9/1/2016	Aa3	1,850,000	1,965,311
Pike County School District Finance Corporation	5.100	9/1/2020	Aa3	1,000,000	1,058,630
Richmond KY Court Facilities Corporation Revenue	5.250	2/1/2019	Aa3	1,035,000	1,080,292
Scott County School District	5.000	3/1/2021	Aa3	1,240,000	1,313,346
Three Forks Public Property Corporation - Regional Detention	5.500	12/1/2020	NR	2,260,000	2,210,416
Trigg County School District Finance Corporation	4.600	4/1/2018	Aa3	1,700,000	1,745,662
Whitley County School Finance	4.800	2/1/2021	Aa3	800,000	844,528

					79,373,009
ESCROWED TO MATURITY BONDS
6.10% of Net Assets
Ashland KY Pollution Control Revenue - Ashland Inc	5.700	11/1/2009	Ba1	1,000,000	1,079,020
Danville KY Multi-City Lease Revenue-Hopkinsville	6.875	6/1/2012	Baa1	1,955,000	2,158,144
Jefferson County KY Health Facilities Services - Alliant He	5.125	10/1/2018	Aaa/AAA*/AAA@	3,000,000	34,322,640
Jefferson County KY Health Facilities Alliant Health Service	5.125	10/1/2017	Aaa/AAA*/AAA@	4,980,000	5,169,041

					42,728,845
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.37% of Net Assets
Christian County KY Hospital Revenue-Jennie Stuart Medical	5.800	7/1/2011	A- *	270,000	277,919
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	7/1/2017	A- *	5,000,000	5,154,900
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	7/1/2013	A- *	2,870,000	2,957,047
Jefferson County KY Health Facilities Jewish Hospital	5.700	1/1/2011	A1/AA-*	1,200,000	1,250,544
Kentucky Development Finance Authority Green River	6.000	11/1/2010	Aaa	1,000,000	1,035,900
Kentucky Economic Development Finance Authority Catholic	5.500	9/1/2014	Aa2/AA*/AA@	1,375,000	1,481,494
Kentucky Development Finance Authority Hospital-Appalachian Health	5.850	10/1/2017	BB-*/BB+@	1,000,000	994,860
Kentucky Development Finance Authority-Catholic Health	5.000	12/1/2018	Aa2/AA*/AA@	6,950,000	7,186,300
Kentucky Development Finance Authority-Catholic Health	5.750	12/1/2015	Aa2/AA*/AA@	2,000,000	2,169,880
Kentucky Economic Development Finance Authority Revenue	5.250	9/1/2021	Aa2/AA*/AA@	2,000,000	2,104,840
Kentucky Economic Development Finance Authority-Norton Health	6.125	10/1/2010	BBB@	7,000,000	7,462,770
Kentucky Economic Development Finance Authority - Catholic Health	5.125	10/1/2021	A1/AA*/AA-@	1,000,000	1,052,020
Madison County Ky Industrial Building Revenue - McCready Manor	5.500	6/1/2020	AA-*	1,785,000	1,921,731
Pike County KY Mortgage Revenue Phelps Regional Health	5.650	9/20/2027	AAA*	2,435,000	2,558,235

					37,608,440
GENERAL OBLIGATION BONDS
2.45% of Net Assets
Bowling Green KY General Obligation	5.300	6/1/2018	Aa3	1,000,000	1,078,240
Bowling Green KY General Obligation	4.600	6/1/2018	Aa2	1,290,000	1,337,833

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
December 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Hardin County KY General Obligation	5.125%	6/1/2019	A1	$2,255,000	$2,391,337
Jefferson County Series A	4.900	12/1/2018	Aa2/AA*	1,605,000	1,685,571
Kentucky Area Development Districts Financing	4.700	6/1/2024	AA*	2,625,000	2,679,285
Kentucky State Property & Buildings Commission Project #62	4.625	9/1/2013	Aa3/A+*/ AA-@	2,750,000	2,857,553
Lexington Fayette Urban County Government Detention Center	4.750	5/1/2018	Aa2/AA+*	3,120,000	3,232,445
Louisville KY General Obligation	5.000	11/1/2019	Aa2/AA*	1,775,000	1,905,214

					17,167,478
PUBLIC FACILITIES REVENUE BONDS
1.81% of Net Assets
Boone County KY Public Property Corporation-AOC Judicial	5.000	9/1/2019	Aa3	1,000,000	1,066,860
Boone County KY Public Property Corporation - Judicial Facility	5.125	9/1/2022	Aa3	1,750,000	1,887,183
Calloway County Public Property Corporation-Courthouse	5.625	3/1/2018	A*	1,000,000	1,047,910
Danville Ky Multi-City Lease Revenue-Mt Sterling	5.000	9/1/2011	NR	480,000	494,832
Florence KY Public Property Corporation Revenue	5.250	3/1/2017	A3	1,060,000	1,084,094
Kenton County KY Public Property Corporation Revenue	5.700	12/1/2015	A2	1,305,000	1,350,218
Kenton County KY Public Property Corporation Revenue	5.700	12/1/2016	A2	1,380,000	1,427,044
KY State Property & Buildings Community Revenues #63	5.100	11/1/2018	Aa3/AAA*/AA-@	2,000,000	2,130,100
KY State Property & Buildings Community Revenues #67	5.125	9/1/2018	Aa3/AAA*/AA-@	1,000,000	1,075,640
Oldham County KY Public Facilities Construction Corporation	5.250	6/1/2017	A+*	1,060,000	1,101,552

					12,665,433
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.37% of Net Assets
Berea Educational Facilities Revenue	4.125	6/1/2022	Aaa	2,190,000	2,147,645
Georgetown College Project Series A	6.000	11/15/2016	A*	1,000,000	1,077,540
Georgetown College Project Series A	6.250	11/15/2020	A*	4,000,000	4,337,120
Jefferson County KY College Project Bellarmine College	5.250	5/1/2019	Baa2	2,000,000	2,067,900

					9,630,205
PREREFUNDED BONDS
.64% of Net Assets
Floyd County KY Public Property Revenue-Justice Center	6.125	9/1/2018	NR	1,240,000	1,271,670
KY State Property & Buildings Commission #74	5.000	2/1/2019	Aaa/AAA*/AAA@	3,000,000	3,241,230

					4,512,900
STATE AND LOCAL MORTGAGE REVENUE BONDS
.55% of Net Assets
Florence KY Housing Facility Revenue	6.300	8/15/2019	A/A*	2,615,000	2,786,596
Ky State Property & Buildings Community Revenue Project #67	5.125	9/1/2016	Aa3/AAA*/AA-@	1,000,000	1,076,530

					3,863,126
CERTIFICATES OF PARTICIPATION BONDS
.52% of Net Assets
Jeffersontown KY Certificate of Participation	5.750	11/1/2015	A3	1,095,000	1,138,844
Shelbyville KY Certificates of Participation	5.350	10/1/2013	NR	1,295,000	1,355,308
Shelbyville KY Certificate of Participation	5.450	10/1/2017	NR	1,130,000	1,173,426

					3,667,578
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
.31% of Net Assets
Campbellsville KY Industrial Revenue-Campbellsville College	6.000	3/1/2017	NR	1,920,000	1,983,821

Meade County KY Pollution Control Revenue-Olin Corporation	6.000	7/1/2007	NR	180,000	180,396

					2,164,217
MUNICIPAL UTILITY REVENUE BONDS
.26% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue	6.400	1/1/2007	BBB-*	575,000	575,046
KY Rural Water Financial Corporation Public Project Revenue	5.375	2/1/2020	AA-*	1,140,000	1,247,787

					1,822,833
Total Investments (cost $668,892,850)(a) - 98.02% of Net Assets					$686,959,686

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR Not Rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$20,679,372
Unrealized depreciation	(2,612,536)

Net unrealized appreciation	$18,066,836

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS:
Investments in securities, at value (Cost: $668,892,850)		$686,959,686
Cash		8,966,751
Receivable from investments sold		1,745,000
Interest receivable		9,081,283

Total assets		706,752,720
LIABILITIES:
Payable for:
Investments purchased	2,529,278
Distributions	2,724,785
Fund shares redeemed	197,383
Investment advisory fee	237,335
Transfer agent	70,962
Accrued expenses	136,580

Total liabilities		5,896,323

NET ASSETS:
Capital		683,989,090
Net accumulated realized loss on investment transactions		(1,199,529)
Net unrealized appreciation in value of investments		18,066,836

Net assets at value		$700,856,397

NET ASSET VALUE, offering price and redemption price per share ($700,856,397 -:- 92,776,752 shares outstanding; unlimited number of shares authorized; no par value)		$7.55

STATEMENT OF OPERATIONS

For the six months ended December 31, 2005

Net investment income:
Interest income	$15,825,257

Expenses:
Investment advisory fee	1,400,237
Transfer agent fee	418,292
Professional fees	77,353
Custodian expense	50,045
Trustee fees	31,986
Other expenses	91,941

Total expenses	2,069,854
Custodian expense reductions [8]	(50,045)

Net expenses	2,019,809

Net investment income	13,805,448

Realized and unrealized gain/(loss) on investments:
Net realized gain	1,375,140
Net (decrease) in unrealized appreciation	(11,874,490)

Net realized and unrealized loss on investments	(10,499,350)

Net increase in net assets resulting from operations	$3,306,098

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2005 and the year ended June 30, 2005

	Six months 12/31/05	Year ended 6/30/05
Increase in net assets:
Operations:
Net investment income	$13,805,448	$27,597,283
Net realized gain/(loss) on investments	1,375,140	(703,313)
Net (decrease)/increase in unrealized appreciation	(11,874,490)	15,937,169

Net increase in net assets resulting from operations	3,306,098	42,831,139
Distributions to shareholders from net investment income	(13,805,448)	(27,597,283)
Net fund share transactions	28,059,900	53,705,158

Total increase	17,560,550	68,939,014
Net assets:
Beginning of year	683,295,847	614,356,833

End of period/year	$700,856,397	$683,295,847

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/05	For the years ended June 30
		2005	2004	2003	2002
Net asset value, beginning of year	$7.67	$7.49	$7.73	$7.48	$7.41

Income from investment operations:
Net investment income	0.18	0.32	0.33	0.34	0.36
Net gains/(losses) on securities, both realized and unrealized	(0.12)	0.18	(0.24)	0.25	0.07

Total from investment operations	0.06	0.50	0.09	0.59	0.43
Less distributions:
Distributions from net investment income	(0.18)	(0.32)	(0.33)	(0.34)	(0.36)

Net asset value, end of year	$7.55	$7.67	$7.49	$7.73	$7.48

Total return	0.43%	6.79%	1.23%	8.04%	5.93%
Net assets, end of year (in thousands)	$700,856	$683,296	$614,257	$612,593	$535,356
Ratio of net expenses to average net assets (a)	0.29%	0.58%	0.58%	0.58%	0.59%
Ratio of net investment income to average net assets	2.01%	4.20%	4.37%	4.45%	4.84%
Portfolio turnover	12.11%	19.38%	7.89%	10.69%	9.99%

(a)	Percentages before custodian and interest expense reductions were:

.30% for the six months ended 12/31/05, .60% for 2005, .60% for 2004, .60% for 2003, and .61% for 2002.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
December 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
44.91% of Net Assets
Ballard County KY School District Finance Corporation	3.500%	6/1/2010	Aaa/AAA@	$1,620,000	$1,622,592
Boone County School District Finance Corporation Series B	3.750	5/1/2008	Aaa/AAA@	1,190,000	1,200,567
Boone-Florence Water Supply System Revenue	4.300	12/1/2011	Aaa/AAA@	505,000	523,680
Carrollton & Henderson Ky Public Energy Authority Gas Revenue	5.000	1/1/2009	Aaa/AAA*/AAA@	3,650,000	3,816,404
Eastern KY University Consolidated Education Building	4.300	5/1/2009	Aaa/AAA*/AAA@	500,000	515,815
Hardin County KY Hospital Revenue Refunding	3.500	10/1/2010	Aaa/AAA@	1,050,000	1,046,766
Jefferson County KY Health Facility University Medical Center	5.000	7/1/2008	Aaa/AAA*/AAA@	300,000	311,034
Jefferson County KY School District Finance Corporation S:A	4.900	1/1/2008	Aaa/AAA*/AAA@	550,000	568,645
Jefferson County KY School District Finance Corporation S:A	5.000	1/1/2009	Aaa/AAA*/AAA@	750,000	784,193
Jefferson County School District Finance Corporation S:A	3.125	1/1/2011	Aaa/AAA*/AAA@	2,240,000	2,189,667
KY Asset/Liability Community General Fund Project Notes	5.000	7/15/2010	Aaa/AAA*/AAA@	1,000,000	1,063,330
KY Economic Development Finance Authority Ashland Hospital	5.000	2/1/2010	Aaa/AAA*/AAA@	1,000,000	1,055,830
KY Economic Development Finance Authority Appalachian Hospital	5.500	10/1/2007	A*	1,000,000	1,026,610
KY Economic Development Finance Authority Appalachian Hospital	5.700	10/1/2010	A*	1,000,000	1,053,380
KY State Property & Building Commission Project #69 Series D	5.500	8/1/2008	Aaa/AAA*/AAA@	1,140,000	1,201,058
KY State Property & Building Commission Project #69	5.500	8/1/2007	Aaa/AAA*/AAA@	500,000	516,610
KY State Property & Building Commission Project #69	5.000	8/1/2008	Aaa/AAA*/AAA@	1,320,000	1,372,153
KY State Property & Building Commission Project #69 Series B	5.000	8/1/2009	Aaa/AAA*/AAA@	1,620,000	1,706,767
KY State Property & Building Commission Project #65	5.750	2/1/2009	Aaa/AAA*/AAA@	750,000	801,420
KY Property & Building Commission Project #74	5.375	2/1/2011	Aaa/AAA*/AAA@	1,005,000	1,089,621
KY Property & Building Commission Project #73	5.500	8/1/2007	Aaa/AAA*/AAA@	2,000,000	2,074,280
KY State Property & Building Commission Project #81	5.000	11/1/2009	Aaa/AAA*/AAA@	1,010,000	1,065,752
KY Property & Building Commission Project #74	5.375	2/1/2009	Aaa/AAA*/AAA@	1,000,000	1,060,370
KY Turnpike Authority Economic Development Road Revenue	5.500	7/1/2007	Aaa/AAA*/AAA@	3,000,000	3,106,230
KY State Turnpike Authority Revitaliation Projects	5.500	7/1/2009	Aaa/AAA*/AAA@	2,000,000	2,136,220
KY Turnpike Authority Economic Development Road Revenue	6.500	7/1/2007	Aaa/AAA*/AAA@	1,000,000	1,047,280
Louisville Jefferson County KY Visitors Convention Center	5.000	12/1/2010	Aaa/AAA*/AAA@	1,350,000	1,440,126
Marion County Ky Alliant Health System Revenue	4.200	10/1/2007	AAA*/AAA@	325,000	330,262
Northern KY University Certificates of Participation Student Housing	5.000	12/1/2007	Aaa/AAA*/AAA@	1,190,000	1,230,662
Northern KY Water Services District Water District Revenue	4.750	2/1/2011	Aaa	1,025,000	1,061,152
University Of KY Consolidated Education Building Series S	3.500	5/1/2010	Aaa/AAA@	1,190,000	1,191,380
University Of KY Consolidated Education Building Series S	3.500	5/1/2011	Aaa/AAA@	1,040,000	1,038,450

					40,248,307
LEASE REVENUE BONDS
20.25% of Net Assets
Harlan County School District Finance Corporation	5.000	9/1/2009	Aa3/A+*	500,000	527,355
Jefferson County Ky School District Finance Corporation S:B	4.400	2/1/2008	Aa3/AA-*	500,000	510,680
Kentucky Asset/Liability Community General Fund Project Notes	5.000	2/1/2007	AA3/A+*/AA-@	500,000	510,105
KY Area Development District Financing City of Ewing	5.100	6/1/2010	AA*	1,300,000	1,349,881
KY Infrastrusture Authority Series A	5.000	6/1/2007	Aa3/A+*/AA-@	950,000	974,577
KY Infractructure Authority Series A	5.000	6/1/2010	Aa3/A+*/AA-@	2,000,000	2,126,000
KY Infrastructure Authority Government Agency Program Series K	4.000	8/1/2010	AA*	1,000,000	1,020,980
KY Infrastructure Authority Revolving Fund Program Series L	5.000	6/1/2006	Aa3/A+*	415,000	418,457
Kentucky State Property & Building Commission Project #71	5.500	8/1/2008	Aa3/A+*/AA-@	10,000	10,556
Kentucky State Property & Building Commission Project #60	5.500	10/1/2008	Aa3/A+*/AA-@	500,000	529,370
Kentucky State Property & Building Commission Project #73	3.700	11/1/2008	Aa3/A+*/AA-@	1,000,000	1,012,330
Kentucky State Property & Building Commission Project #73	5.250	11/1/2009	Aa3/A+*/AA-@	1,790,000	1,906,744
Kentucky State Property & Building Commission Project #73	5.250	11/1/2010	Aa3/A+*/AA-@	3,000,000	3,228,780
Laurel County School District Finance Corporation	4.600	3/1/2010	Aa3	1,000,000	1,043,440
Logan/Todd Regional Water Revenue	4.000	2/1/2007	MIG1	2,500,000	2,524,850
Madison County School District Finance Corporation Revenue	3.500	5/1/2013	Aa3	470,000	458,377

					18,152,481
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.61% of Net Assets
Kentucky Economic Development Finance Authority Catholic Health	4.250	10/1/2009	A1/AA-*/AA-@	255,000	259,679
Kentucky Economic Development Finance Authority Catholic Health	4.500	10/1/2011	A1/AA-*/AA-@	1,000,000	1,031,110
Kentucky Economic Development Finance Authority Catholic Health	5.500	12/1/2006	Aa2/AA*/AA@	1,790,000	1,825,478
Kentucky Economic Development Finance Authority Catholic Health	5.500	12/1/2010	Aa2/AA*/AA@	2,100,000	2,263,611
Kentucky Economic Development Finance Authority Catholic Health	5.750	12/1/2015	Aa2/AA	2,000,000	2,169,880
Kentucky Economic Development Finance Authority Norton Health	6.125	10/1/2010	BBB+@	1,000,000	1,062,600

					8,612,358

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
December 31, 2005

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value
ESCROWED TO MATURITY BONDS
7.60% of Net Assets
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700%	11/1/2009	Ba1		$500,000	$540,070
Jefferson County KY Capital Projects Corporation Revenue	6.375	12/1/2007	NR		1,500,000	1,584,195
Kentucky State Property & Building Commission Project #71	5.500	8/1/2008	Aaa/AAA	*/AAA@	4,440,000	4,685,754

						6,810,019
GENERAL OBLIGATION BONDS
5.74% of Net Assets
Jefferson Co General Obligation	5.500	8/15/2010	Aa2/AA	*	2,635,000	2,862,796
Lexington-Fayette Urban County Government General Obligation	3.125	2/1/2011	Aa2/AA+	*	1,165,000	1,141,059
Lexington-Fayette Urban County Government General Obligation	3.625	7/1/2010	Aa2/AA+	*	1,135,000	1,143,206

						5,147,061
MUNICIPAL UTILITY REVENUE BONDS
4.55% of Net Assets
Danville KY Mulit-City Lease Water & Sewer Lease Revenue	2.300	7/1/2007	Baa1		700,000	694,785
Lexington-Fayette Urban County Government Ky Sewer System B	5.000	7/1/2007	Aa3/AA	*	1,290,000	1,321,889
Louisville KY Waterworks Board Water System Revenue Refunding	4.250	11/15/2007	Aa1/AA	*	1,000,000	1,020,580
Louisville KY Waterworks Board Water System Revenue Bonds	4.500	11/15/2010	Aa1/AA	*	1,000,000	1,044,420

						4,081,674
PREREFUNDED BONDS
1.74% of Net Assets
Kentucky State Property & Building Commission Project #66	5.700	5/1/2018	Aaa/AAA	*/AAA@	1,430,000	1,559,072

						1,559,072
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.12% of Net Assets
Murray State University Revenue Series G Second Series	5.600	5/1/2006	A2/A	*	1,000,000	1,007,880
						1,007,880
CERTIFICATES OF PARTICIPATION BONDS
.40% of Net Assets
Shelbyville Certificates of Participation Refinancing	4.900	10/1/2007	NR		350,000	356,923

						356,923
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
.20% of Net Assets
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	7/1/2007	NR		180,000	180,396

						180,396

Total Investments (cost $85,629,845)(a) - 96.12% of Net Assets						$86,156,171

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR Not Rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$898,243
Unrealized depreciation	(371,917)

Net unrealized appreciation	$526,326

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS:
Investments in securities, at value (Cost: $85,629,845)		$86,156,171
Cash		620,186
Receivable from fund shares sold		8,260
Receivable from bonds sold		1,750,000
Interest receivable		1,257,666

Total assets		89,792,283
LIABILITIES:
Payable for:
Distributions	$70,513
Fund shares redeemed	33,276
Investment advisory fee	37,618
Transfer agent fee	9,649
Other fees	12,071

Total liabilities		163,127

NET ASSETS:
Capital		90,184,593
Net accumulated realized loss on investment transactions		(1,081,763)
Net unrealized appreciation in value of investments		526,326

Net assets at value		$89,629,156

NET ASSET VALUE, offering price and redemption price per share ($89,629,156 -:- 17,204,873 shares outstanding; unlimited number of shares authorized; no par value)		$5.21

STATEMENT OF OPERATIONS
For the six month ended December 31, 2005
Net investment income:
Interest income	$1,690,279

Expenses:
Investment advisory fee	235,668
Transfer agent fee	59,585
Professional fees	11,140
Custodian expense	8,429
Trustee fees	4,427
Other expenses	24,734

Total expenses	343,983
Custodian expense reductions [8]	(8,429)

Net expenses	335,554

Net investment income	1,354,725

Realized and unrealized loss on investments:
Net realized loss	(139,286)
Net decrease in unrealized appreciation	(1,203,852)

Net realized and unrealized loss on investments	(1,343,138)

Net increase in net assets resulting from operations	$11,587

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2005 and the year ended June 30, 2005

	6 months 12/31/05	Year ended 6/30/05
Increase in net assets:
Operations:
Net investment income	$1,354,725	$2,885,070
Net realized loss on investments	(139,286)	(13,424)
Net (decrease)/increase in unrealized appreciation	(1,203,852)	252,279

Net increase in net assets resulting from operations	11,587	3,123,925
Distributions to shareholders from net investment income	(1,354,725)	(2,885,070)
Net fund share transactions	(6,968,617)	130,628

Total (decrease)/increase	(8,311,755)	369,483
Net assets:
Beginning of year	97,940,911	97,571,428

End of period/year	$89,629,156	$97,940,911

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

	Six months 12/31/05	For the years ended June 30,
		2005	2004	2003	2002
Net asset value, beginning of year	$5.28	$5.27	$5.44	$5.30	$5.22

Income from investment operations:
Net investment income	0.12	0.15	0.16	0.19	0.20
Net gains/(losses) on securities, both realized and unrealized	(0.07)	0.01	-0.17	0.14	0.08

Total from investment operations	0.05	0.16	(0.01)	0.33	0.28
Less distributions:
Distributions from net investment income	(0.12)	(0.15)	(0.16)	(0.19)	(0.20)

Net asset value, end of year	$5.21	$5.28	$5.27	$5.44	$5.30

Total return	0.10%	3.11%	-(0.55%)	6.23%	5.50%
Net assets, end of year (in thousands)	$89,629	$97,941	$97,571	$99,529	$80,082
Ratio of net expenses to average net assets (a)	0.36%	0.69%	0.68%	0.69%	0.69%
Ratio of net investment income to average net assets	1.45%	2.87%	2.98%	3.43%	3.82%
Portfolio turnover	1.15%	9.51%	18.63%	22.30%	8.04%

(a)	Percentages before custodian and interest expense reductions were:

.37% for the six months ended 12/31/05, .71% for 2005, .72% for 2004, .71% for 2003, and .71% for 2002.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds — 100%
December 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
76.94% of Net Assets
De Soto County MS School District	4.500%	4/1/2016	Aaa/AAA*	$30,000	$30,953
Gautier MS Utility District Utility System Revenue	5.125	3/1/2018	Aaa/AAA@	75,000	79,949
Hinds County MS Revenue Refunding-MS Methodist Hospital	5.600	5/1/2012	Aaa/AAA*/AAA@	30,000	31,783
Itawamba Community College District MS Educational Facility	5.000	2/1/2020	AAA*/AAA@	100,000	104,910
Jackson MS Public School District Limited Tax Notes	5.375	10/1/2020	Aaa/AAA@	20,000	21,728
Jackson MS Water & Sewer System Revenue	5.250	9/1/2020	Aaa/AAA*/AAA@	50,000	53,235
Madison County MS School District - Series A	5.250	9/1/2020	Aaa/AAA*/AAA@	25,000	26,671
Medical Center Educational Building Corporation MS Revenue	5.500	12/1/2023	AAA*	100,000	114,206
MS Business Finance Corporation MS Pollution Control Revenue	4.600	4/1/2022	Aaa/AAA*	100,000	101,438
MS Development - Madison County Road & Bridge Project	5.250	6/1/2023	Aaa	50,000	53,151
MS Development Bank Special Obligation Madison County	5.250	6/1/2024	Aaa	50,000	53,151
MS Development Bank Special Obligation Capital Project	5.000	7/1/2031	Aaa/AAA*/AAA@	75,000	81,977
MS Development BK Special Obligation Flowood Revenue Project	5.625	11/1/2019	Aaa/AAA*/AAA@	10,000	10,419
MS Development BK Special Obligation Natchez Convention Center	5.800	7/1/2019	Aaa/AAA*/AAA@	25,000	28,304
MS Development Bank Special Obligation Rankin County	5.400	7/1/2014	Aaa/AAA*/AAA@	10,000	10,850
MS Development Bank Special Obligation Meridian Community	5.500	7/1/2016	Aaa/AAA*/AAA@	30,000	31,662
MS Development Bank Special Obligation Multi-Purpose	5.000	7/1/2021	Aaa/AAA*	50,000	52,297
MS Development Bank Special Obligation Jackson Water/Sewer	4.750	9/1/2019	Aaa/AAA*/AAA@	100,000	104,325
MS Development Bank Special Obligation Wastewater	5.375	2/1/2021	Aaa/AAA*/AAA@	100,000	108,279
MS Development Bank Special Obligation Horn Lake	5.000	10/1/2020	AAA*	50,000	52,622
MS Development Bank Special Obligation Wastewater	5.000	2/1/2028	Aaa/AAA*/AAA@	200,000	208,216
MS Development Bank Special Obligation Lee County School	4.500	9/1/2021	Aaa/AAA@	100,000	101,201
MS Development Bank Special Obligation Capital Projects	5.875	7/1/2024	Aaa/AAA*/AAA@	75,000	90,506
MS Development Bank Special Obligation Combination	5.000	7/1/2018	Aaa/AAA*/AAA@	100,000	105,828
MS Home Corporation Housing Revenue - 8A	4.750	12/1/2018	A*	125,000	126,063
MS Hospital Equipment and Facilities Forrest County	5.500	1/1/2024	Aaa/AAA@	45,000	47,855
MS Development Bank Special Obligation Capital Projects	5.000	7/1/2024	Aaa/AAA*/AAA@	500,000	547,710
MS State Refunding Notes Projects - Series C	5.000	12/1/2022	Aaa/AAA*/AAA@	200,000	213,702
Ms Development BK Special Obligation Culkin Water District	5.800	7/1/2018	Aaa/AAA*/AAA@	25,000	26,795
MS State University Educational Building Corporate Revenue	5.500	8/1/2014	Aaa/AAA@	75,000	81,478
MS State University Educational Building Corporate Revenue	5.000	8/1/2024	Aaa/AAA*/AAA@	350,000	368,505
Natchez MS Water & Sewer System Revenue	5.700	8/1/2017	Aaa/AAA*/AAA@	150,000	155,333
Olive Branch MS Public Improvement	4.125	6/1/2022	Aaa/AAA@	100,000	97,951
Olive Branch MS Water & Sewer Revenue	4.500	3/1/2014	Aaa/AAA@	30,000	31,344
Pearl River County MS Certificate Participation	4.500	4/1/2021	Aaa/AAA@	200,000	205,468
Southern MS Education Building Corporation Revenue MS	5.100	3/1/2020	Aaa/AAA*	70,000	74,012
Southern MS University Educational Building Corporation	5.750	3/1/2021	Aaa	10,000	11,029
Stone County MS School District	4.000	6/1/2016	Aaa/AAA@	50,000	50,386
Tupelo MS Public School District	5.375	11/1/2015	Aaa/AAA*/AAA@	20,000	21,103
University MS Educational Building - Stadium A	5.500	12/1/2017	Aaa/AAA*	5,000	5,226
Winston County MS Urban Renewal Revenue	5.150	12/1/2017	AAA*/AAA@	15,000	15,486

					3,737,101
GENERAL OBLIGATION BONDS
16.00% of Net Assets
Biloxi MS Tax Increment - LTD Obligation - Series A	5.900	10/1/2019	A*	35,000	36,378
Hinds County MS School District	4.750	3/1/2015	NR	50,000	51,193
Horn Lake Special Assessment Improvement Bonds-Desoto	5.400	4/15/2020	A-*	25,000	25,651
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/1/2021	A2	20,000	21,723
MS Development Bank Special Obligation Public Improvement	4.750	12/1/2019	BBB+*	145,000	145,267
Mississippi State	5.100	11/15/2012	Aa3/AA*/AA@	10,000	10,817
Mississippi State General Obligation Series A	5.500	12/1/2015	Aa3/AA*/AA@	100,000	111,918
MS State Refunded - Series A	5.250	11/1/2019	Aa3/AA*/AA@	325,000	363,782
Richland MS Tax Increment	5.600	6/1/2013	NR	10,000	10,672

					777,400

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds — 100%
December 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
PREREFUNDED BONDS
1.66% of Net Assets
MS Development BK Special Obligation Adams County Juvenile	5.900	7/1/2017	A*	$10,000	$10,819
MS Development BK Special Obligation Gulfport Combined Water	5.500	7/1/2015	Aaa/AAA*/AAA@	10,000	11,270
MS Development Bank Special Obligation-Bay St Louis	5.375	7/1/2014	A*	10,000	10,315
MS Development Bank Special Obligation Desoto County	5.900	7/1/2021	Aaa/AAA*/AAA@	5,000	5,601
MS Development Bank Special Obligation Desoto County	5.000	11/1/2022	Aaa/AAA*	25,000	25,777
Walnut Grove Correctional Authority Certificates of Participation	6.000	11/1/2019	Aaa/AAA*/AAA@	15,000	16,683

					80,465
ESCROWED TO MATURITY BONDS
1.15% of Net Assets
Harrison County MS Wastewater Management District	5.000	2/1/2015	Baa1/Aaa	25,000	27,126
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	7/1/2012	AAA*	25,000	28,657

					55,782
CERTIFICATES OF PARTICIPATION BONDS
1.10% of Net Assets
MS Development Bank Special Obligation Okolona Electric	5.350	7/1/2021	A*	50,000	53,305

					53,305
PUBLIC FACILITIES REVENUE BONDS
1.06% of Net Assets
Mississippi Development Bank Special Obligation - Southaven	6.200	3/1/2020	A*	10,000	10,809
Vicksburg Warren MS School District	4.700	2/1/2017	AA-*	40,000	40,795

					51,604

Total Investments (cost $4,636,156)(a) - 97.91 % of Net Assets					$4,755,658

* Standard and Poor’s Corporation

@ Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc. NR Not Rated

# Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$138,142
Unrealized depreciation	(18,640)

Net unrealized appreciation	$119,502

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS:
Investments in securities, at value (Cost: $4,636,156)		$4,755,658
Cash		50,723
Interest receivable		67,610
Receivable from Adviser		572
Prepaid expenses		1,006

Total assets		4,875,569
LIABILITIES:
Payable for:
Distributions	$16,919
Transfer agent fee	1,242

Total liabilities		18,161

NET ASSETS:
Capital		4,725,242
Net accumulated realized gain on investment transactions		12,664
Net unrealized appreciation in value of investments		119,502

Net assets at value		$4,857,408

NET ASSET VALUE, offering price and redemption price per share ($4,857,408 -:- 420,037 shares outstanding; unlimited number of shares authorized; no par value)		$11.56

STATEMENT OF OPERATIONS

For the six months ended December 31, 2005

Net investment income:
Interest income	$101,981

Expenses:
Investment advisory fee	11,583
Transfer agent fee	3,475
Custodian expense	2,400
Professional fees	1,567
Pricing fees	1,765
Trustee fees	226
Other expenses	2,295

Total expenses	23,311
Fees waived by Adviser	(10,177)
Custodian expense reductions [8]	(2,400)

Net expenses	10,734

Net investment income	91,247

Realized and unrealized loss on investments:
Net realized loss	(5,154)
Net decrease in unrealized appreciation	(100,548)

Net realized and unrealized loss on investments	(105,702)

Net decrease in net assets resulting from operations	$(14,455)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2005 and the year ended June 30, 2005

	Six months 12/31/05	Year ended 6/30/05
Increase in net assets:
Operations:
Net investment income	$91,247	$160,579
Net realized (loss)/gain on investments	12,602	17,756
Net (decrease)/increase in unrealized appreciation	(100,548)	132,698

Net (decrease)/increase in net assets resulting from operations	3,301	311,033
Distributions to shareholders from net investment income	(91,247)	(160,579)
Distributions to shareholders from capital gain	(17,756)	0
Net fund share transactions	177,198	1,489,129

Total increase	71,496	1,639,583
Net assets:
Beginning of year	4,785,916	3,146,333

End of period/year	$4,857,412	$4,785,916

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/05	For the year ended June 30,
		2005	2004	2003	2002
Net asset value, beginning of year	$11.84	$11.34	$11.74	$11.00	$10.83

Income from investment operations:
Net investment income	0.23	0.47	0.48	0.50	0.54
Net gains on securities, both realized and unrealized	(0.28)	0.50	(0.40)	0.74	0.17

Total from investment operations	(0.05)	0.97	0.08	1.24	0.71
Less distributions:
Distributions from net investment income	(0.23)	(0.47)	(0.48)	(0.50)	(0.54)

Net asset value, end of year	$11.56	$11.84	$11.34	$11.74	$11.00

Total return	-0.41%	8.66%	0.72%	11.53%	6.67%
Net assets, end of year (in thousands)	$4,857	$4,786	$3,146	$2,728	$1,829
Ratio of net expenses to average net assets (a)	0.23%	0.41%	0.40%	0.33%	0.27%
Ratio of net investment income to average net assets	1.99%	2.04%	3.63%	4.37%	4.87%
Portfolio turnover	9.42%	3.34%	0.18%	2.36%	3.40%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian expense reductions were:

.22% and .05% for the six months ended 12/31/2005, .45% and .12% for 2005, .46% and .17% for 2004, .55% and .20% for 2003, .60% and .37% for 2002, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% December 31, 2005	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
63.77% of Net Assets
Catawba County NC Catawba Memorial Hospital Revenue	5.000%	10/1/2017	Aaa/AAA@	$500,000	$524,755
Charlotte NC Airport Revenue Series A	5.250	7/1/2023	Aaa/AAA*/AAA@	1,000,000	1,077,390
Cumberland County NC Certificates of Participation Civic Center	5.000	12/1/2018	Aaa/AAA*/AAA@	500,000	525,145
Cumberland County NC Hospital Facilities Revenue	5.250	10/1/2019	AA*/AA@	1,000,000	1,051,350
Dare County NC Utility System Revenue	5.250	6/1/2018	Aaa/AAA*/AAA@	250,000	267,068
Dare County NC Certificates of Participation	5.125	6/1/2018	Aaa/AAA*/AAA@	500,000	534,960
Gaston County NC Certificates of Participation Public Facilities	5.250	12/1/2016	Aaa/AAA*/AAA@	850,000	883,414
Greenville NC Housing Developement Corporation Series A	5.800	7/1/2024	Aaa/AAA*/AAA@	35,000	35,369
Harnett County NC Certificate of Participation	5.000	12/1/2018	Aaa/AAA*/AAA@	1,475,000	1,569,076
Henderson County NC Certificates of Participation Series A	5.000	5/1/2025	Aaa/AAA*/AAA@	1,000,000	1,054,080
Iredell County NC Certificates of Participation Public Facilities	5.250	10/1/2020	Aaa/AAA@	1,000,000	1,090,910
Lenoir NC Housing Authority Mortgage Revenue	5.700	8/20/2024	AAA*	100,000	103,600
New Hanover County NC Certificates of Participation	5.000	12/1/2017	Aaa/AAA*/AAA@	250,000	264,023
New Hanover County NC Hospital Revenue	5.750	10/1/2026	Aaa/AAA*	100,000	103,652
New Hanover County NC Hospital Revenue	5.000	10/1/2019	Aaa/AAA*/AAA@	1,110,000	1,155,055
New Hanover County NC Certificates of Participation	5.000	12/1/2022	Aaa/AAA*/AAA@	1,000,000	1,062,290
NC Educational Facilities Finance Agency St Augustines	5.250	10/1/2018	AA*	600,000	625,008
NC Educational Facilities Finance Agency St Augustines	5.250	10/1/2028	AA*	630,000	658,722
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/1/2026	Aaa/AAA*/AAA@	2,000,000	2,100,320
NC Eastern Municipal Power Agency Power System Revenue	5.500	1/1/2017	Aaa/AAA*/AAA@	150,000	150,255
NC Eastern Municipal Power Agency Power System Revenue	5.700	1/1/2015	Aaa/AAA*/AAA@	345,000	359,845
NC Eastern Municipal Power Agency Power System Refunding	5.375	1/1/2024	Aaa/AAA*/AAA@	1,000,000	1,048,660
NC Eastern Municipal Power Agency Power System Revenue	6.000	1/1/2018	Aaa/AAA*/AAA@	1,000,000	1,181,820
NC Eastern Municipal Power Agency Power System Revenue	5.000	1/1/2021	Aaa/AAA*/AAA@	1,000,000	1,062,260
NC Central University Housing System Revenue	5.800	11/1/2018	Aaa/AAA*/AAA@	50,000	52,163
NC Central University Housing System Revenue	5.800	11/1/2020	Aaa/AAA*/AAA@	60,000	62,647
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	1/1/2019	Aaa/AAA*/AAA@	1,000,000	1,076,950
NC Medical Care Community Hospital Revenue-High Point	5.000	10/1/2019	Aaa/AAA*/AAA@	500,000	525,290
NC Medial Care Community Hospital Northeast Medical Center	4.600	11/1/2020	Aaa/AAA*/AAA@	350,000	358,225
NC Medical Care Community Hospital Revenue-Rex Hospital	5.000	6/1/2017	Aaa/AAA*/AAA@	500,000	520,175
NC Medical Care Community Hospital Revenue-St Joseph	5.100	10/1/2014	Aaa/AAA*/AAA@	5,000	5,126
NC Medical Care Community Hospital Revenue-Stanly Hospital	5.375	10/1/2014	Aaa/AAA	50,000	51,776
NC Medical Care Community Hospital Revenue-Wilson Memorial	5.625	11/1/2018	Aaa/AAA*	80,000	83,124
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	1/1/2017	Aaa/AAA*/AAA@	500,000	517,795
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	1/1/2017	Aaa/AAA*/AAA@	700,000	733,208
Pitt County NC Certificates of Participation Public Facilities	5.850	4/1/2017	Aaa/AAA*/AAA@	100,000	105,183
Pitt County NC Certificates of Participation Public Facilities	5.500	4/1/2020	Aaa/AAA*/AAA@	500,000	539,770
Raleigh/Durham NC Airport Revenue	5.250	11/1/2018	Aaa/AAA@	1,000,000	1,070,550
Raleigh/Durham NC Airport Revenue	5.000	11/1/2020	Aaa/AAA@	1,000,000	1,052,560
Randolph County NC Certificates of Participation	5.750	6/1/2022	Aaa/AAA*/AAA@	500,000	542,745
University of NC at Chapel Hill Hospital Revenue	5.250	2/15/2017	Aaa/AAA*/AAA@	500,000	535,220
University of NC System Pool Revenue Series C	5.000	4/1/2019	Aaa/AAA@	1,000,000	1,066,020
University of NC at Wilmington Dorm & Dining System Revenue	5.400	1/1/2018	Aaa/AAA*/AAA@	120,000	125,300
University of NC Wilmington Certificates of Participation	5.250	6/1/2025	AAA*/AAA@	1,000,000	1,071,300
Wilson Combined Enterprise System	4.700	12/1/2022	Aaa/AAA*	500,000	516,375

					29,100,526
HOSPITAL AND HEALTHCARE REVENUE BONDS
12.61% of Net Assets
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.750	1/15/2021	Aa3/AA*	250,000	255,280
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.875	1/15/2026	Aa3/AA*	50,000	51,059
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.000	1/15/2017	Aa3/AA*	750,000	774,690
Cumberland County NC Hospital Facilities Revenue	5.250	10/1/2019	A3/A-*/A-@	1,000,000	1,035,070
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/1/2017	Aa3/AA-*/AA-@	1,000,000	1,063,180
NC Medical Care Community Hospital Revenue-Duke University Hospital	5.250	6/1/2017	Aa3/AA*/AA@	900,000	907,974
NC Medical Care Community Hospital Revenue-Duke University Hospital	5.250	6/1/2021	Aa3/AA*/AA@	150,000	151,329
NC Medical Care Community Hospital Revenue-Gaston Memorial	5.500	2/15/2019	A1/A+*	150,000	153,392
NC Medical Care Community Hospital Revenue-Pitt County	5.250	12/1/2013	Aa3/AA-*/AA-@	800,000	842,544
NC Medical Care Community Hospital Revenue-Pitt County	5.000	12/1/2018	Aa3/AA-*/AA-@	500,000	520,050

					5,754,567

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% December 31, 2005	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
CERTIFICATES OF PARTICIPATION BONDS
9.64% of Net Assets
Cabarrus County NC Certificates of Participation	5.000%	4/1/2021	Aa3/AA-*/AA-@	$650,000	$686,342
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/1/2024	Aa2/AA+*	1,000,000	1,057,660
Charlotte NC Certificates of Participation Government Facilities	5.250	6/1/2020	Aa2/AA+*/AA@	1,000,000	1,078,860
Forsyth County NC Certificates of Participation	5.000	10/1/2018	Aa1/AA+*/AA+@	5,000	5,236
NC Infrastructure Finance Corporation Certificates of Participation	5.000	2/1/2025	Aa2/AA+*/AA@	1,500,000	1,572,465

					4,400,563
PREREFUNDED BONDS
3.50% of Net Assets
Charlotte NC Certificates of Participation Convention Facilities	5.500	12/1/2020	Aa2/AA+*	700,000	771,981
Greensboro NC Coliseum Complex Improvement	5.700	12/1/2010	A1/A+@	55,000	57,277
NC Eastern Municipal Power Agency Power System	6.000	1/1/2026	Aaa/BBB*/BBB+@	545,000	662,044
University of NC at Chapel Hill Hospital Revenue	5.250	2/15/2019	A1/AA-*	105,000	107,409

					1,598,711
GENERAL OBLIGATION BONDS
2.37% of Net Assets
Cary NC General Obligation Bond	5.000	3/1/2019	Aaa/AAA*/AAA@	1,000,000	1,082,080

					1,082,080
LEASE REVENUE BONDS
2.32% of Net Assets
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/1/2021	Aa2/AA+*/AA@	1,000,000	1,057,150

					1,057,150
PUBLIC FACILITIES REVENUE BONDS
1.62% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/1/2022	Aa2/AA*/AAA@	700,000	737,296

					737,296
MUNICIPAL UTILITY REVENUE BONDS
1.24% of Net Assets
Charlotte NC Storm Water Revenue Refunding Bond	5.250	6/1/2019	Aa2/AA+*	520,000	564,184
					564,184
ESCROWED TO MATURITY BONDS
.75% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/1/2015	Aaa/AA-@	325,000	342,586

					342,586
STATE AND LOCAL MORTGAGE REVENUE BONDS
.66% of Net Assets
NC Housing Finance Agency Single Family Revenue Series Y	6.300	9/1/2015	Aa2/AA*	45,000	45,447
NC Housing Finance Agency Single Family Revenue Series II	6.200	3/1/2016	Aa2/AA*	40,000	40,909
NC Housing Finance Agency Single Family Revenue Series KK	5.875	9/1/2017	Aa2/AA*	50,000	51,108
NC Housing Finance Agency Home Ownership Revenue	5.125	7/1/2013	Aa2/AA*	60,000	61,573
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	3/1/2022	Aa2	100,000	100,000

					299,037

Total Investments (cost $43,355,927)(a) - 98.48% of Net Assets					$44,936,700

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,647,539
Unrealized depreciation	(66,766)

Net unrealized appreciation	$1,580,773

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2005	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $43,355,927)		$44,936,700
Cash		1,418,969
Interest receivable		510,422
Prepaid expenses		9,581

Total assets		46,875,672
LIABILITIES:
Payable for:
Investments purchased	$1,076,717
Distributions	127,262
Fund shares redeemed	8,782
Investment advisory fee	20,794
Transfer agent fee	5,517

Total liabilities		1,239,072

NET ASSETS:
Capital		44,853,135
Net accumulated realized loss on investment transactions		(797,308)
Net unrealized appreciation in value of investments		1,580,773

Net assets at value		$45,636,600

NET ASSET VALUE, offering price and redemption price per share ($45,636,600 -:- 4,170,311 shares outstanding; unlimited number of shares authorized; no par value)		$10.94

STATEMENT OF OPERATIONS

For the six months ended December 31, 2005

Net investment income:
Interest income	$1,044,157

Expenses:
Investment advisory fee	93,513
Transfer agent fee	29,988
Custodian expense	5,282
Professional fees	4,390
Trustee fees	2,179
Other expenses	11,834

Total expenses	147,186
Fees waived by Advisor	(329)
Custodian expense reductions [8]	(5,282)

Net expenses	141,575

Net investment income	901,924

Realized and unrealized gain/(loss) on investments:
Net realized gain	238,275
Net decrease in unrealized appreciation	(863,988)

Net realized and unrealized loss on investments	(625,713)

Net increase in net assets resulting from operations	$276,211

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES STATEMENTS OF CHANGES IN NET ASSETS For the six months ended December 31, 2005 and the year ended June 30, 2005	UNAUDITED

	Six months 12/31/05	Year ended 6/30/05
Increase in net assets:
Operations:
Net investment income	$901,924	$1,643,099
Net realized gain on investments	238,275	29,391
Net (decrease)/increase in unrealized appreciation	(863,988)	1,099,737

Net increase in net assets resulting from operations	276,211	2,772,227
Distributions to shareholders from net investment income	(901,924)	(1,643,099)
Net fund share transactions	1,523,799	4,818,425

Total increase	898,086	5,947,553
Net assets:
Beginning of year	44,738,518	38,790,965

End of period/year	$45,636,604	$44,738,518

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/05	For the years ended June 30,
		2005	2004	2003	2002
Net asset value, beginning of year	$11.10	$10.78	$11.12	$10.68	$10.63

Income from investment operations:
Net investment income	0.11	0.44	0.44	0.47	0.49
Net gains/(losses) on securities,			(0.34)
both realized and unrealized	(0.16)	0.32		0.44	0.05

Total from investment operations	(0.05)	0.76	0.10	0.91	0.54
Less distributions:
Distributions from capital gains	0.00	0.00	0.00	0.00	0.00
Distributions from net investment income	(0.11)	(0.44)	(0.44)	(0.47)	(0.49)

Net asset value, end of year	$10.94	$11.10	$10.78	$11.12	$10.68

Total return	0.53%	0.95%	0.95%	8.70%	5.19%
Net assets, end of year (in thousands)	$45,637	$38,791	$38,791	$39,668	$32,585
Ratio of net expenses to average net assets (a)	0.36%	0.69%	0.69%	0.68%	0.57%
Ratio of net investment income to average net assets	1.98%	4.05%	4.05%	4.29%	4.60%
Portfolio turnover	7.77%	10.51%	10.51%	7.99%	6.60%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

0% and .01% for the six months ended 12/31/2005, 0% and .03% for 2004, 0.2% and .03% for 2003, and .14% and. 03% for 2002, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100%
December 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
46.07% of Net Assets
Carteret County NC General Obligation	5.400%	5/1/2009	Aaa/AAA*/AAA@	$100,000	$102,266
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	9/1/2012	Aaa/AAA*/AAA@	100,000	104,728
Charlotee NC Certificates of Participation Series A	5.000	8/1/2012	Aaa/AAA*/AAA@	1,000,000	1,082,620
Cumberland County NC Hospital Facility Revenue	5.000	10/1/2006	A3/AA*/A-@	150,000	151,929
Greenville NC Certificates of Participation Public Facilities	4.600	6/1/2011	Aaa/AAA*/AAA@	100,000	103,683
Harnett County Nc Certificates Of Participation	5.250	12/1/2009	Aaa/AAA*/AAA@	240,000	256,702
Harnett County NC Certificates of Participation	4.250	12/1/2011	Aaa/AAA*/AAA@	150,000	155,801
Johnston County NC Certificates of Participation Judicial Annex	5.200	9/1/2007	Aaa/AAA*/AAA@	100,000	103,356
Johnston County NC Finance Corporation School & Museum Project	4.650	8/1/2008	Aaa/AAA*/AAA@	200,000	206,584
Lincoln County Certificate of Participation	4.500	6/1/2009	Aaa/AAA*/AAA@	500,000	518,580
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/1/2009	Aaa/AAA*/AAA@	100,000	102,931
North Carolina Medical Care Community Hospital Chatham Memorial	3.625	10/1/2010	AA*/AA@	100,000	99,456
NC Capital Facility Finance Agency Johnson & Wales University	5.000	4/1/2009	Aaa/AAA*/AAA@	200,000	209,828
North Carolina Eastern Municipal Power Agency Power System Revenue	6.125	1/1/2009	BAA2/A*	120,000	128,762
NC Municipal Power Agency Number 1-Catawba Electric	6.000	1/1/2008	Aaa/AAA*/AAA@	250,000	263,028
North Carolina Municipal Power Agency No.1 Catawba Electric	6.000	1/1/2010	Aaa/AAA*/AAA@	200,000	218,758
NC Municipal Power Agency No.1 Catawba Electric Revenue	5.250	1/1/2009	Aaa/AAA*/AAA@	500,000	526,925
North Carolina Medical Care Community Hospital-Scotland Memorial	5.375	10/1/2011	AA*	50,000	50,520
NC Medical Care Community Hospital Wilson Memorial Hospital	4.900	11/1/2007	Aaa/AAA*	75,000	77,307
North Carolina Medical Care Community Hospital Wayne Memorial	4.250	10/1/2006	Aaa/AAA@	100,000	100,896
North Carolina Medical Community Hospital Wayne Memorial	4.750	10/1/2011	Aaa/AAA@	350,000	365,110
North Carolina Medical Care Community Hospital Rex Healthcare	5.250	6/1/2008	Aaa/AAA*/AAA@	450,000	471,618
NC Municipal Power Agency No 1 Catawba Electric	5.100	1/1/2007	Aaa/AAA*/AAA@	125,000	127,508
NC Municipal Power Agency No 1 Catawba Electric	6.000	1/1/2007	Aaa/AAA*/AAA@	200,000	205,262
Pitt County NC Certificates of Participation School Facilities	4.750	4/1/2010	Aaa/AAA*/AAA@	100,000	105,257
Raleigh Durham NC Airport Authority Revenue Series A	5.500	11/1/2007	Aaa/AAA@	250,000	259,255
Randolph County NC Certificates of Participation	5.200	6/1/2008	Aaa/AAA*/AAA@	145,000	151,318
University NC System Pool Revenue Series B	5.000	10/1/2009	Aaa/AAA*/AAA@	170,000	178,951
Wilson County NC General Obligation	5.000	6/1/2010	Aaa/AAA*/AAA@	250,000	266,595

					6,695,531
GENERAL OBLIGATION BONDS
15.82% of Net Assets
Cary NC General Obligation	4.250	3/1/2008	Aaa/AAA*/AAA@	400,000	409,900
Charlotte NC General Obligation	5.000	6/1/2007	Aaa/AAA*/AAA@	150,000	153,588
Forsyth County Nc Public Improvement General Obligation S:A	4.500	3/1/2009	Aaa/AAA*/AAA@	250,000	259,100
Guilford County NC General Obligation Series C	4.000	10/1/2007	Aa1/AAA*/AAA@	400,000	405,052
Guildford County NC General Obligation	4.000	10/1/2022	Aa1/AAA*/AAA@	100,000	101,349
Hickory Nc General Obligation	4.300	5/1/2006	Aa3/AA-*	80,000	80,377
New Hanover County NC General Obligation	5.300	11/1/2006	Aa2/AA*	150,000	152,883
NC State General Obligation Series A	4.750	4/1/2006	Aa1/AAA*/AAA@	200,000	200,940
North Carolina State General Obligation Series A	4.750	4/1/2008	Aa1/AAA*/AAA@	100,000	103,602
North Carolina State General Obligation Series A	4.750	4/1/2010	Aa1/AAA*/AAA@	100,000	104,225
North Carolina State Public Improvement General Obligation	4.500	3/1/2010	Aa1/AAA*/AAA@	150,000	156,476
North Carolina State Public School Building General Obligation	4.600	4/1/2010	Aa1/AAA*/AAA@	50,000	52,149
North Carolina Public School Building General Obligation	4.600	4/1/2011	Aa1/AAA*/AAA@	115,000	120,096

					2,299,735
HOSPITAL AND HEALTHCARE REVENUE BONDS
11.63% of Net Assets
Charlotte-Mecklenburg Hospital Authority NC Health Care System	5.400	1/15/2007	Aa3/AA*	200,000	204,196
Cumberland County NC Hospital Facility Revenue	4.500	10/1/2007	A3/A-*/A-@	200,000	203,020
NC Medical Care Community Health Care Facility Duke University	4.500	6/1/2007	Aa3/AA*/AA@	200,000	203,046
North Carolina Medical Care Community Hospital Novant Health	5.000	11/1/2008	Aa3/AA-*/AA-@	300,000	312,693
North Carolina Medical Care Community Hospital Pitt Memorial	4.400	12/1/2011	Aa3/AA-*/AA-@	275,000	282,359
NC Medical Care Community Hospital Gaston Memorial	5.250	2/15/2007	A1/A+*	325,000	332,218
North Carolina Medical Care Community Hospital St Joseph	4.300	10/1/2007	Aa3/AA/AA@	150,000	152,630

					1,690,162

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100%
December 31, 2005

Bonds Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
CERTIFICATES OF PARTICIPATION BONDS
9.08% of Net Assets
Cabarrus County NC Certificates of Participation	4.250%	4/1/2007	Aa3/AA-*/AA-@	$55,000	$55,606
Cabarrus County NC Certificates of Participation	4.500	4/1/2009	Aa3/AA-*/AA-@	100,000	103,387
Charlotte NC Certificates of Participation Series D	5.750	6/1/2006	Aa1/AA+*	100,000	101,189
Charlotte NC Certificates of Participation Series D	5.750	6/1/2007	Aa1/AA+*	100,000	103,409
Charlotte NC Certificates of Participation Series D	5.750	6/1/2008	Aa1/AA+*	100,000	105,744
Charlotte NC Certificates of Participation Series B	5.000	6/1/2009	Aa1/AA+*	100,000	105,253
Durham County Nc Certificates of Participation	4.750	5/1/2009	Aa1/AA+*	210,000	219,469
Durham NC Certificates of Participation Series B	5.000	6/1/2008	Aa1/AA+*	100,000	103,261
Durham NC Certificates Of Participation	5.000	4/1/2010	Aa1/AA+*/AA+@	300,000	317,379
Forsyth County NC Certificates of Participation	5.000	10/1/2009	Aa1/AA+*/AA+@	100,000	105,551

					1,320,248
LEASE REVENUE BONDS
7.08% of Net Assets
Greensboro Nc Enterprise System Revenue Combination Series A	4.800	6/1/2012	Aa3/AA+*/AA+@	75,000	78,019
Greensboro NC Enterprise System Revenue Series A	5.000	6/1/2011	Aa3/AA+*/AA+@	500,000	535,695
Raleigh NC Combination Enterprise System Revenue	5.000	3/1/2009	Aa1/AAA*	150,000	156,348
Winston Salem NC Certificates of Participation Series A	3.950	6/1/2009	Aa1/AA+*/AA+@	100,000	101,823
Winston-Salem NC Water & Sewer System Revenue	4.500	6/1/2011	Aa2/AAA*/AA@	150,000	157,266

					1,029,151
PREREFUNDED BONDS
4.85% of Net Assets
Piedmont Triad NC Airport Authority Revenue Bonds Series A	5.250	7/1/2011	Aaa/AAA*/AAA@	200,000	214,448
University Nc System Pool Revenue Series B	5.000	10/1/2009	Aaa/AAA*/AAA@	30,000	31,694
Wake County NC General Obligation Unlimited	4.500	3/1/2009	Aaa/AAA*/AAA@	250,000	254,438
Wake County NC General Obligation	4.600	3/1/2011	Aaa/AAA*/AAA@	200,000	204,578

					705,157
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.50% of Net Assets
North Carolina Raleigh State University Revenue	5.000	10/1/2011	Aa3/AA*	280,000	300,639
University Of North Carolina Revenue Refunding Series B	5.000	12/1/2010	Aa1/AA+*/AA+@	195,000	208,381

					509,020
MUNICIPAL UTILITY REVENUE BONDS
.72% of Net Assets
Orange County Water & Sewer Authority Revenue	4.350	7/1/2010	Aa1/AA+*/AAA@	100,000	104,270
					104,270

Total Investments (cost $14,289,549)(a) - 98.76% of Net Assets					$14,353,274

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$112,321
Unrealized depreciation	(48,595)

Net unrealized appreciation	$63,726

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS:
Investments in securities, at value (Cost: $14,289,549)		$14,353,274
Cash		28,029
Interest receivable		177,721

Total assets		14,559,024
LIABILITIES:
Payable for:
Distributions	$9,525
Investment advisory fee	6,080
Transfer agent fee	1,836
Other	8,216

Total liabilities		25,657

NET ASSETS:
Capital		14,565,595
Net accumulated realized loss on investment transactions		(95,954)
Net unrealized appreciation in value of investments		63,726

Net assets at value		$14,533,367

NET ASSET VALUE, offering price and redemption price per share ($14,533,366 -:- 1,389,386 shares outstanding; unlimited number of shares authorized; no par value)		$10.46

STATEMENT OF OPERATIONS

For the six months ended December 31, 2005

Net investment income:
Interest income	$271,240

Expenses:
Investment advisory fee	38,637
Transfer agent fee	11,591
Professional fees	6,913
Custodian expense	2,455
Trustee fees	816
Other expenses	4,331

Total expenses	64,743
Expenses waived by Adviser	(7,451)
Custodian expense reductions [8]	(2,455)

Net expenses	54,837

Net investment income	216,403

Realized and unrealized loss on investments:
Net realized loss	(36,621)
Net decrease in unrealized appreciation	(169,757)

Net realized and unrealized loss on investments	(206,378)

Net increase in net assets resulting from operations	$10,025

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2005 and the year ended June 30, 2005

	Six months 12/31/05	Year ended 6/30/05
Increase in net assets:
Operations:
Net investment income	$216,403	$474,522
Net realized loss on investments	(36,621)	(16,019)
Net (decrease)/increase in unrealized appreciation	(169,757)	53,493

Net increase in net assets resulting from operations	10,025	511,996
Distributions to shareholders from net investment income	(216,403)	(474,522)
Net fund share transactions	(2,088,773)	1,095,780

Total (decrease)/increase	(2,295,151)	1,133,254
Net assets:
Beginning of year	16,828,517	15,695,263

End of period/year	$14,533,366	$16,828,517

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	Six months 12/31/05	2005	2004	2003	2002
Net asset value, beginning of year	$10.60	$10.57	$10.85	$10.47	$10.25

Income from investment operations:
Net investment income	0.15	0.30	0.32	0.35	0.38
Net gains/(losses) on securities, both realized and unrealized	(0.14)	0.03	(0.28)	0.38	0.22

Total from investment operations	0.01	0.33	0.04	0.73	0.60
Less distributions:
Distributions from net investment income	(0.15)	(0.30)	(0.32)	(0.35)	(0.38)

Net asset value, end of year	$10.46	$10.60	$10.57	$10.85	$10.47

Total return	0.08%	3.14%	0.33%	7.10%	5.99%
Net assets, end of year (in thousands)	$14,533	$16,829	$15,695	$13,871	$9,260
Ratio of net expenses to average net assets (a)	0.36%	0.56%	0.51%	0.50%	0.48%
Ratio of net investment income to average net assets	1.41%	2.81%	2.94%	3.28%	3.69%
Portfolio turnover	1.68%	5.93%	8.37%	19.12%	13.65%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

.05% and .02% for the six months ended 12/31/2005, .21% and .03% for 2005, .25% and .05% for 2004, .26% and .04% for 2003, and .31% and .07% 2002, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennesee Municipal Bonds — 100%
December 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
48.13% of Net Assets
Blount County TN Public Building Authority General Obligati	5.250%	6/1/2019	Aaa	$1,050,000	$1,146,926
Clarksville TN Water Sewer & Gas Revenue	5.650	2/1/2017	Aaa/AAA@	200,000	209,134
Columbia TN Broadband Network Revenue & Tax	5.000	3/1/2025	Aaa	1,000,000	1,057,960
Columbia TN Refunded - Sewer System	5.000	12/1/2024	Aaa	1,235,000	1,309,285
Franklin County TN Health & Educational Facilities Board	5.000	9/1/2025	AAA*	1,000,000	1,056,460
Franklin TN Industrial Development Board Landings Apartment	5.550	10/1/2008	Aaa/AAA*	50,000	51,803
Franklin TN Industrial Development Board Landings Apartment	5.900	10/1/2016	Aaa/AAA*/AAA@	800,000	825,176
Giles County TN	4.500	2/1/2018	Aaa/AAA@	1,000,000	1,033,890
Greene County TN General Obligation Bonds Series B	5.000	6/1/2024	Aaa/AAA@	505,000	535,724
Harpeth Valley Utilities TN Davidson and Williamson Countie	5.000	9/1/2029	Aaa/AAA@	1,410,000	1,479,668
Hawkins County TN Refunding General Obligation Bond	4.750	5/1/2017	Aaa/AAA*/AAA@	200,000	208,654
Jackson TN Hospital Revenue Bonds	5.000	4/1/2028	Aaa/AAA*/AAA@	1,550,000	1,593,199
Jackson TN Hospital Revenue Refunding & Improvement	5.625	4/1/2015	Aaa/AAA*	310,000	316,330
Johnson City TN Health & Educational Facilities	6.500	7/1/2014	Aaa/AAA*/AAA@	1,000,000	1,183,440
Kingsport TN Water & Sewer System	4.350	6/1/2017	Aaa/AAA@	710,000	723,121
Kingsport TN Industrial Development Board Multifamily	5.400	4/20/2021	AAA*	485,000	518,615
Knox County TN Health Educational & Housing Facs Baptist	5.500	4/15/2017	Baa3/AAA*	1,315,000	1,364,457
Knox County TN Health Educational & Housing Facs Ft Sanders	6.250	1/1/2013	Aaa/AAA*/AAA@	10,000	11,487
Knox County TN Health Educational & Housing Facilities	5.000	1/1/2022	Aaa/AAA*/AAA@	1,000,000	1,046,860
Knox County TN Utility District Water & Sewer	5.625	12/1/2019	Aaa/AAA*/AAA@	400,000	421,668
Knoxville TN Gas Revenue - Series K	4.750	3/1/2020	Aaa/AAA*/AAA@	1,500,000	1,546,800
Knoxville TN Gas Revenue Refunded System - Series K	4.750	3/1/2022	Aaa/AAA*/AAA@	1,550,000	1,594,113
Knoxville TN Wastewater System Revenue - Series A	4.750	4/1/2021	Aaa/AAA*/AAA@	1,150,000	1,184,385
Metro Government Nashville & Davidson County TN General Obl	5.000	1/1/2023	Aaa/AAA*/AAA@	1,000,000	1,057,910
Metropolitan Nashville & Davidson County TN Adventist Sys	5.750	11/15/2025	Aaa/AAA*/AAA@	1,150,000	1,174,645
Metropolitan Nashville & Davidson County TN Stadium Project	5.750	7/1/2014	Aaa/AAA*	100,000	102,418
Metropolitan Nashville & Davidson County TN Stadium Project	5.875	7/1/2021	Aaa/AAA*	350,000	358,873
Metropolitan Nashville & Davidson County TN Water & Sewer	5.000	1/1/2017	Aaa/AAA*/AAA@	1,000,000	1,038,880
Metro Government Nashville & Davidson County TN Water & Sew	4.750	1/1/2022	Aaa/AAA*/AAA@	1,000,000	1,016,750
Metro Government Nashville & Davidson County TN Sports Auth	5.000	7/1/2021	Aaa/AAA*/AAA@	1,000,000	1,060,380
Montgomery County TN	4.750	5/1/2016	Aaa/AAA@	1,850,000	1,972,896
Montgomery County TN	4.750	5/1/2020	Aaa/AAA@	1,000,000	1,056,060
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	8/20/2018	Aaa	265,000	272,314
Overton County TN Refunding - Schools	5.000	4/1/2018	Aaa	1,000,000	1,078,130
Robertson County TN	4.500	6/1/2015	Aaa/AAA@	300,000	312,813
Robertson County TN General Obligation	5.000	4/1/2018	Aaa/AAA@	760,000	818,246
Shelby County TN Health Educational & Housing Methodist	5.300	8/1/2015	Aaa/AAA*/AAA@	585,000	610,494
Shelby County TN Health Educational & Housing Methodist	5.375	4/1/2013	Aaa/AAA*/AAA@	690,000	724,286
Shelby County TN Health Educational & Housing Methodist	5.000	4/1/2018	Aaa/AAA*/AAA@	500,000	516,740
Smith County TN General Obligation Bonds	5.000	4/1/2021	Aaa/AAA@	720,000	777,902
Sullivan County TN Health Educational & Housing Facilities	5.000	9/1/2016	AA*/AA@	1,000,000	1,043,930
Sullivan County TN Health Educational & Housing Wellmont	5.000	9/1/2017	AA*/AA@	2,500,000	2,601,525
Sullivan County TN Health Educational & Housing Facilities	4.500	9/1/2019	AA*/AA@	1,000,000	999,940
Washington County TN General Obligation School and Public I	5.000	4/1/2016	Aaa/AAA@	1,120,000	1,219,938
Wilson County TN Referendum	5.000	4/1/2018	Aaa/AAA@	1,000,000	1,072,770

					41,306,994
GENERAL OBLIGATION BONDS
17.69% of Net Assets
Franklin TN School District Limited Tax Refunding Bond	4.625	6/1/2018	Aa2	1,000,000	1,044,990
Franklin TN Water & Sewer Revenue & Tax Bonds	5.000	4/1/2024	Aaa	750,000	825,908
Johnson City TN General Obligation	5.500	5/1/2020	Aaa/AAA*	300,000	309,258
Knoxville TN General Obligation Bonds Series A	5.000	5/1/2020	Aa2/AA*/AA+@	1,430,000	1,576,575
Memphis TN Referendum - General Improvement	5.000	11/1/2015	Aa2/AA*/AA-@	1,250,000	1,357,113
Memphis TN General Improvement	5.000	11/1/2021	Aa2/AA*/AA-@	1,500,000	1,578,330
Memphis TN General Improvement	5.000	5/1/2020	Aa2/AA*/AA-@	2,000,000	2,117,240
Metropolitan Nashville & Davidson County TN General Obligat	5.125	11/15/2019	Aa2/AA*	500,000	514,225
Metropolitan Nashville & Davidson County TN General Obligat	5.875	5/15/2026	Aa2/AA*	100,000	102,041
Shelby County TN - Series A	4.600	11/1/2022	Aa2/AA+*/AA@	500,000	513,545
Williamson County TN Refunding General Obligation Bond	5.000	3/1/2020	Aa1	645,000	699,593
Williamson County TN Series A General Obligation	4.750	4/1/2021	Aa1	750,000	795,053
Williamson County TN Series B GO Bonds	5.000	5/1/2023	Aa1	1,400,000	1,486,800
Williamson County TN General Obligation Bond	5.000	5/1/2022	Aa1	1,400,000	1,485,680
Wilson County TN General Obligation Refunding	5.100	5/1/2016	Aaa/AAA@	745,000	778,294

					15,184,643

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennesee Municipal Bonds — 100%
December 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
12.82% of Net Assets
Chattanooga TN Health Educational & Housing Revenue	5.000%	12/1/2018	Aa2/AA*/AA@	$1,000,000	$1,030,490
Knox County TN Health - Fort Sanders Alliance	5.250	1/1/2015	Aaa/AAA*/AAA@	2,175,000	2,385,714
Knox County TN Health Educational & Housing Facs University	5.750	4/1/2019	Baa1/A-@	1,000,000	1,043,540
Metropolitan Nashville & Davidson County TN Modal	5.500	5/1/2023	Aa2/AA*	2,185,000	2,280,244
Metropolitan Nashville & Davidson County TN Open Arms	5.100	8/1/2016	AA*	2,500,000	2,563,750
Metropolitan Nashville & Davidson County TN Open Arms	5.100	8/1/2019	AA*	1,660,000	1,696,188

					10,999,926
MUNICIPAL UTILITY REVENUE BONDS
6.88% of Net Assets
Chattanooga TN Electric System Revenue	5.250	9/1/2021	AA*/AA@	1,500,000	1,596,795
Clarksville TN Water Sewer & Gas Revenue	5.250	2/1/2018	Aaa/AAA@	1,000,000	1,041,220
Knoxville TN Gas System Revenue Bond Series J	5.000	3/1/2017	Aa3/AA*	700,000	745,122
Knoxville TN Waste Water System Revenue	5.100	4/1/2018	Aa3/AA*	435,000	448,794
Metropoliton Nashville & Davidson County TN Electric System	5.125	5/15/2016	Aa3/AA*/AA@	700,000	741,874
Metropolitan Nashville & Davidson County TN Electric System	5.125	5/15/2021	Aa3/AA*/AA@	1,085,000	1,146,682
Metropolitan Nashville & Davidson County TN Water & Sewer	5.500	1/1/2016	Aa3/A+*	185,000	185,463

					5,905,950
STATE AND LOCAL MORTGAGE REVENUE
5.05% of Net Assets
TN Housing Development Agency Homeownership Program	5.850	1/1/2011	Aa2/AA*	200,000	203,716
TN Housing Development Agency Homeownership Program	5.500	7/1/2020	Aa2/AA*	575,000	587,857
TN Housing Development Agency Series 2001 - 3B	5.250	1/1/2020	Aa2/AA*	395,000	408,904
TN Housing Development Agency Mortgage Financing Series A	5.200	7/1/2023	Aa2/AA*	3,000,000	3,132,450

					4,332,927
PREREFUNDED BONDS
2.51% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	7/1/2025	AAA*/AAA@	2,000,000	2,085,440
Metropolitan Nashville & Davidson County TN Water & Sewer	6.500	12/1/2014	Aaa/AAA*	60,000	72,106

					2,157,546
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.02% of Net Assets
Metropolitan Nashville & Davidson County TN McKendree	5.125	1/1/2020	AA*	1,700,000	1,734,068

					1,734,068
ESCROWED TO MATURITY BONDS
1.47% of Net Assets
Jackson TN Water & Sewer Revenue	7.200	7/1/2012	Aaa/AAA*	5,000	5,571
Johnson City TN Health & Educational Revenue	5.000	7/1/2018	Aaa/AAA*/AAA@	1,000,000	1,048,190
Metropolitan Nashville & Davidson County TN Dandridge Tower	6.375	1/1/2011	A2	200,000	204,016

					1,257,777
LEASE REVENUE BONDS
.31% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	9/1/2012	Baa2/BBB*	250,000	265,368

					265,368
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
.23% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200	8/15/2010	AAA*	20,000	23,273
Chattanooga TN Industrial Development Board F L Haney Co	7.200	2/15/2009	AAA*	25,000	27,856
Chattanooga TN Industrial Development Board F L Haney Co	7.200	8/15/2009	AAA*	25,000	28,313
Chattanooga TN Industrial Development Board F L Haney Co	7.200	2/15/2010	AAA*	100,000	114,713

					194,154

Total Investments (cost $81,607,319)(a) - 97.11% of Net Assets					$83,339,352

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,994,791
Unrealized depreciation	(262,758)

Net unrealized appreciation	$1,732,033

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS:
Investments in securities, at value (Cost: $81,607,319)		$83,339,352
Cash		1,632,054
Receivable from investments sold		105,000
Interest receivable		1,206,639
Prepaid expenses		19,892

Total assets		86,302,937
LIABILITIES:
Payable for:
Distributions	438,703
Fund shares redeemed	4,345
Investment advisory fee	35,744
Transfer agent fee	9,088

Total liabilities		487,880

NET ASSETS:
Capital		85,048,452
Net accumulated realized loss on investment transactions		(965,428)
Net unrealized appreciation in value of investments		1,732,033

Net assets at value		$85,815,057

NET ASSET VALUE, offering price and redemption price per share ($85,815,057 -:- 7,771,581 shares outstanding; unlimited number of shares authorized; no par value)		$11.04

STATEMENT OF OPERATIONS

For the six months ended December 31, 2005

Net investment income:
Interest income	$1,901,244

Expenses:
Investment advisory fee	210,061
Transfer agent fee	53,439
Professional fees	11,178
Custodian expense	8,062
Trustee fees	4,055
Other expenses	14,167

Total expenses	300,962
Custodian expense reductions [8]	(8,062)

Net expenses	292,900

Net investment income	1,608,344

Realized and unrealized gain/(loss) on investments:
Net realized gain	127,185
Net (decrease) in unrealized appreciation	(1,366,619)

Net realized and unrealized loss on investments	(1,239,434)

Net increase in net assets resulting from operations	$368,910

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2005 and the year ended June 30, 2005

	Six months 12/31/05	Year ended 6/30/05
Increase in net assets:
Operations:
Net investment income	$1,608,344	$3,042,731
Net realized gain on investments	127,185	72,840
Net (decrease)/increase in unrealized appreciation	(1,366,619)	2,170,144

Net increase in net assets resulting from operations	368,910	5,285,715
Distributions to shareholders from net investment income	(1,608,344)	(3,042,731)
Net fund share transactions	4,414,643	9,897,473

Total increase	3,175,209	12,140,457
Net assets:
Beginning of year	82,639,847	70,499,390

End of period/year	$85,815,056	$82,639,847

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/05	For the years ended June 30,
		2005	2004	2003	2002
Net asset value, beginning of year	$11.21	$10.87	$11.26	$10.82	$10.72

Income from investment operations:
Net investment income	0.11	0.43	0.45	0.48	0.52
Net gains/(losses) on securities, both realized and unrealized	(0.17)	0.34	(0.39)	0.44	0.10

Total from investment operations	(0.06)	0.77	0.06	0.92	0.62
Less distributions:
Distributions from net investment income	(0.11)	(0.43)	(0.45)	(0.48)	(0.52)

Net asset value, end of year	$11.04	$11.21	$10.87	$11.26	$10.82

Total return	0.40%	5.00%	0.55%	8.65%	5.85%
Net assets, end of year (in thousands)	$85,815	$78,151	$70,499	$58,816	$48,527
Ratio of net expenses to average net assets (a)	0.35%	0.34%	0.67%	0.65%	0.54%
Ratio of net investment income to average net assets	1.93%	1.98%	4.05%	4.32%	4.77%
Portfolio turnover	2.52%	3.06%	16.11%	8.36%	11.85%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

0% and .01% for the six months ended 12/31/2005, 0% and .02% for 2005, 0% and .03% for 2004, .01% and .02% for 2003, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100%
December 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
57.01% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger	5.625%	10/1/2009	Aaa/AAA*/AAA@	$715,000	$769,254
Chattanooga-Hamilton County TN Hospital Authority Erlanger	4.250	10/1/2006	Aaa/AAA*/AAA@	50,000	50,415
Gatlinburg TN General Obligation	5.000	5/1/2008	Aaa	100,000	103,356
Hawkins County TN General Obligation	4.500	5/1/2008	Aaa/AAA*/AAA@	315,000	324,204
Johnson City TN General Obligation	5.250	6/1/2008	Aaa/AAA*/AAA@	125,000	131,005
Knox County TN Health Education & Housing Facilities Board	5.500	4/15/2011	Baa/AAA*	300,000	310,920
Knox County TN Health Education & Housing Baptist Health	5.000	4/15/2006	Aaa/AAA*	100,000	100,557
Marshall County TN General Obligation	4.450	12/1/2010	Aaa/AAA@	270,000	282,236
Memphis-Shelby County TN Sports Arena Project Series A	3.800	11/1/2008	Aaa/AAA*/AAA@	250,000	253,755
Memphis-Shelby Tn Sports Authority Memphis Arena Project	5.500	11/1/2012	Aaa/AAA*/AAA@	500,000	556,125
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/1/2008	Aaa/AAA*/AAA@	150,000	157,092
Memphis TN Electric System Revenue Series A	5.000	12/1/2009	Aaa/AAA*/AAA@	200,000	212,322
Memphis TN Sanitation Sewer Revenue	5.000	10/1/2008	Aaa/AAA*/AAA@	350,000	365,232
Metropolitan Government of Nashville & Davidson County Housing	5.500	1/1/2007	Aaa*	400,000	406,076
Montgomery County TN General Obligation	5.250	5/1/2007	Aaa	400,000	411,260
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	3/1/2008	Aaa/AAA*/AAA@	250,000	255,063
Municipal Energy Acquisition Gas Corporation Revenue	4.125	3/1/2009	Aaa/AAA*/AAA@	200,000	204,374
Oak Ridge TN General Obligation Unlimited	4.500	4/1/2007	Aaa/AAA*/AAA@	220,000	223,936
Shelby County Tn Methodist Hospital Healthcare Revenue	5.500	4/1/2008	Aaa/AAA*/AAA@	250,000	261,223
Shelby County TN Health Education & Housing Facility Rhodes	4.500	8/1/2008	Aaa/AAA*/AAA@	100,000	102,798
Shelby County TN Health Education & Housing Facility Rhodes	4.500	8/1/2009	Aaa/AAA*/AAA@	100,000	103,640
Shelby County Health Education & Housing Facility Rhodes College	4.350	8/1/2006	Aaa/AAA*/AAA@	35,000	35,278
Sullivan County TN Wellmont Hospital Health System Project	3.000	9/1/2009	Aa/AA*	475,000	461,762
Sullivan County TN Health Educational & Housing Facility Board	5.000	9/1/2011	AA*/AA@	335,000	353,388
Tennergy Corporation TN Gas Revenue	5.000	6/1/2008	Aaa/AAA*/AAA@	500,000	521,015
Tennergy Corporation TN Gas Revenue	5.000	6/1/2009	Aaa/AAA*/AAA@	650,000	682,643
Tennessee Energy Acquisition Corporation Gas Revenue	4.400	9/1/2006	Aaa/AAA*/AAA@	100,000	100,877
TN Energy Acquisition Corporation Gas Revenue Series A	5.000	9/1/2007	Aaa/AAA*/AAA@	210,000	215,985
Tennessee Energy Acquisition Corporation Gas Revenue	5.000	9/1/2007	Aaa/AAA*/AAA@	300,000	308,598
TN Energy Acquisition Corporation Gas Revenue Series B	4.500	9/1/2008	Aaa/AAA*/AAA@	295,000	303,124
TN State General Obligation Series A	5.250	2/1/2008	Aaa/AAA*/AAA@	140,000	146,061
Wilson County TN General Obligation	5.000	4/1/2013	Aaa/AAA@	720,000	780,926

					9,494,500
GENERAL OBLIGATION BONDS
22.92% of Net Assets
Chattanooga TN General Obligation Unlimited	5.500	9/1/2010	Aa2/AA*/AA@	500,000	543,605
Hamilton County TN General Obligation Series A	4.550	8/1/2009	Aa1/AA+@	100,000	102,644
Knox County TN Public Improvement General Obligation	5.100	5/1/2008	Aa2/AA*	90,000	93,527
Madison County TN General Obligation	4.000	4/1/2014	Aa3	700,000	707,301
Metropolitan Government of Nashville & Davidson County TN	5.250	10/15/2009	Aa2/AA*/AA+@	120,000	127,916
Metro Government Nashville & Davidson County TN Improvement	5.000	10/15/2008	Aa2/AA*/AA+@	500,000	523,830
Metropolitan Government of Nashville & Davidson County	5.250	10/15/2009	Aa2/AA*/AA+@	380,000	405,908
Metropolitan Government Nashville & Davidson County TN	4.250	11/15/2007	Aa2/AA*	100,000	102,002
Metropolitan Government Nashville & Davidson County TN	5.125	11/15/2013	Aa2/AA*	300,000	321,018
Rutherford County TN General Obligation	5.000	4/1/2009	Aa2/AA*	250,000	262,363
Rutherford County TN Public Improvement General Obligation	4.250	4/1/2009	Aa2/AA*	200,000	205,308
Shelby County TN Public Improvement General Obligation Series A	5.500	4/1/2009	Aa2/AA+*/AA@	100,000	106,409
Tennessee State General Obligation Series B	5.000	5/1/2009	Aa2/AA*/AA@	300,000	315,099

					3,816,930
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.20% of Net Assets
Metropolitan Government Of Nashville & Davidson County Vanderbuilt	5.750	1/1/2008	Aa2/AA*	250,000	262,620
Tn State School Board Authority Higher Education Facility	4.300	5/1/2008	Aa3/AA-*	490,000	500,133
Tennessee State School Board Authority Higher Education Facilities	4.800	5/1/2014	Aa2/AA-*	100,000	103,775

					866,528
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.91% of Net Assets
Chattanooga TN Catholic Health Initiatives Series A	5.500	12/1/2006	Aa2/AA*/AA@	700,000	714,896
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/1/2011	A1/AA-*/AA-@	100,000	103,215

					818,111

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100%
December 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
PREREFUNDED BONDS
4.70% of Net Assets
Lenoir City TN Electric System Refunding & Improvement	4.800%	6/1/2011	Aaa	$100,000	$103,575
Memphis TN General Improvement	5.250	4/1/2016	Aa3/AA*/AA-@	450,000	474,363
Unicoi County TN General Obligation Unlimited	5.400	4/1/2010	Aaa/AAA*	200,000	205,258

					783,196
LEASE REVENUE BONDS
3.11% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Express	5.000	9/1/2009	Baa2/BBB*	250,000	260,955
Memphis-Shelby County TN Sports Authority Arena Project	4.000	11/1/2006	Aa3/AA-*/A+@	255,000	257,060

					518,015
MUNICIPAL UTILITY REVENUE BONDS
1.68% of Net Assets
Knoxville Tn Gas Revenue System Series J	4.750	3/1/2010	Aa3/AA*	170,000	177,834
Memphis TN Electric System Revenue Refunding Jr Lien	4.000	12/1/2009	Aa3/AA*/AA@	100,000	102,182

					280,016
STATE AND LOCAL MORTGAGE REVENUE BONDS
.72% of Net Assets
^Shelby County TN Multi-Family Housing Memphis Series A	5.000	1/1/2009	NR	240,000	120,000

					120,000

Total Investments (cost $16,770,284)(a) - 100.26% of Net Assets					$16,697,296

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR Not Rated

#	Bond ratings are unaudited.

^	Security in default and therefore non-income producing. The security is illiquid and is therefore valued at fair value (see note 1)

At December 31 2005, fair valued securities represent 0.72% of net assets.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$94,438
Unrealized depreciation	(167,425)

Net unrealized appreciation	$(72,987)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS:
Investments in securities, at value (Cost: $16,770,284)		$16,697,296
Cash		6,660
Interest receivable		180,070

Total assets		16,884,026
LIABILITIES:
Payable for:
Distributions	$9,635
Investment advisory fee	7,499
Transfer agent fee	2,258
Notes payable	208,000
Other	3,127

Total liabilities		230,519

NET ASSETS:
Capital		16,874,755
Net accumulated realized loss on investment transactions		(148,261)
Net unrealized depreciation in value of investments		(72,987)

Net assets at value		$16,653,507

NET ASSET VALUE, offering price and redemption price per share ($16,653,507 -:- 1,589,990 shares outstanding; unlimited number of shares authorized; no par value)		$10.47

STATEMENT OF OPERATIONS

For the six months ended December 31, 2005

Net investment income:
Interest income	$330,224

Expenses:
Investment advisory fee	47,758
Transfer agent fee	14,327
Professional fees	4,328
Custodian expense	2,919
Trustee fees	946
Other expenses	3,846

Total expenses	74,124
Expenses waived by Adviser	(6,338)
Custodian expense reductions [8]	(2,919)

Net expenses	64,867

Net investment income	265,357

Realized and unrealized loss on investments:
Net realized loss	(44,365)
Net decrease in unrealized appreciation	(192,732)

Net realized and unrealized loss on investments	(237,097)

Net increase in net assets resulting from operations	$28,260

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2005 and the year ended June 30, 2005

	Six months 12/31/05	Year ended 6/30/05
Increase in net assets:
Operations:
Net investment income	$265,357	$566,331
Net realized loss on investments	(44,365)	(60,556)
Net (decrease)/increase in unrealized appreciation	(192,732)	97,362

Net increase in net assets resulting from operations	28,260	603,137
Distributions to shareholders from net investment income	(265,357)	(566,331)
Net fund share transactions	(2,432,608)	(1,024,338)

Total decrease	(2,669,705)	(987,532)
Net assets:
Beginning of year	19,323,210	20,310,742

End of period/year	$16,653,505	$19,323,210

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/05	For the years ended June 30,
		2005	2004	2003	2002
Net asset value, beginning of year	$10.60	$10.58	$10.91	$10.50	$10.35

Income from investment operations:
Net investment income	0.15	0.30	0.32	0.35	0.40
Net gains/(losses) on securities, both realized and unrealized	(0.13)	0.02	(0.33)	0.41	0.15

Total from investment operations	0.02	0.32	(0.01)	0.76	0.55
Less distributions:
Distributions from net investment income	(0.15)	(0.30)	(0.32)	(0.35)	(0.40)

Net asset value, end of year	$10.47	$10.60	$10.58	$10.91	$10.50

Total return	0.07%	3.05%	(0.07%)	7.37%	5.43%
Net assets, end of year (in thousands)	$16,654	$19,323	$20,311	$16,000	$11,366
Ratio of net expenses to average net assets (a)	0.34%	0.56%	0.51%	0.50%	0.41%
Ratio of net investment income to average net assets	1.40%	2.81%	2.99%	3.26%	3.84%
Portfolio turnover	2.86%	13.91%	5.92%	20.27%	22.10%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

.03% and .02% for the six months ended 12/31/2005, .19% and .04% for 2005, .22% and .04% for 2004, .23% and .04% for 2003, and .35% and .06% for 2002, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Government Securities and Agencies — 100%
December 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value of Shares	Market Value
FEDERAL HOME LOAN BANK
46.53% of Net Assets
Medium Term Note	5.125%	6/8/2015	Aaa/AAA*/AAA@	$1,500,000	$1,467,722
Medium Term Note	7.000	8/15/2014	Aaa/AAA	500,000	576,210
Medium Term Note	5.625	2/12/2018	Aaa/AAA	1,500,000	1,475,057
Medium Term Note	5.620	8/6/2018	AAA/Aaa	3,000,000	2,944,869
Medium Term Note	5.220	12/15/2014	Aaa/AAA	1,000,000	983,210
Medium Term Note	5.375	4/22/2015	Aaa/AAA*/AAA@	3,025,000	3,036,113

					10,483,180
FEDERAL NATIONAL MORTGAGE ASSOCIATION
23.73% of Net Assets
Fannie Mae	5.750	11/7/2017	Aaa/AAA	400,000	395,320
Federal National Mortgage Association	5.300	8/15/2013	AAA/Aaa	2,000,000	1,999,580
Federal National Mortgage Association	5.500	12/9/2014	Aaa/AAA	1,000,000	989,609
Fannie Mae	5.250	12/30/2015	Aaa/AAA	1,000,000	980,335
Fannie Mae	5.210	6/30/2015	Aaa/AAA*/AAA@	1,000,000	981,025

					5,345,869
FEDERAL FARM CREDIT
13.85% of Net Assets
Federal Farm Credit Bank	5.300	6/24/2014	Aaa/AAA	2,050,000	2,117,984
Federal Farm Credit Bank	5.625	10/20/2015	Aaa/AAA*/AAA@	1,000,000	1,002,492

					3,120,476
FEDERAL HOME LOAN MORTGAGE
8.36% of Net Assets
Federal Home Loan Mortgage Corporation	5.000	3/27/2018	Aaa/AAA	500,000	482,766
Federal Home Loan Mortgage Corporation Note	4.875	3/15/2007	Aaa/AAA	1,400,000	1,401,166

					1,883,932
STUDENT LOAN MARKETING ASSOCIATION
5.07% of Net Assets
Student Loan Marketing Association	7.300%	8/1/2012	Aaa/AAA	1,000,000	1,141,475

					1,141,475
CASH EQUIVALENTS
1.26% of Net Assets
US Bank U.S. Treasury Money Market Fund				283,062	283,062

					283,062

Total Investments ( cost $22,118,505 $)(a) - 98.79% of Net Assets					$22,257,993

* Standard and Poor’s Corporation

@ Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

# Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$265,895
Unrealized depreciation	(126,409)

Net unrealized appreciation	$139,486

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS:
Investments in securities, at value (Cost: $22,118,505)		$22,257,993
Cash		17,743
Interest receivable		272,537
Prepaid expenses		9,235

Total assets		22,557,508
LIABILITIES:
Payable for:
Distributions	$20,760
Investment advisory fee	3,821
Transfer agent fee	2,802

Total liabilities		27,383

NET ASSETS:
Capital		22,823,042
Net accumulated realized loss on investment transactions		(432,403)
Net unrealized appreciation in value of investments		139,486

Net assets at value		$22,530,125

NET ASSET VALUE, offering price and redemption price per share ($22,530,125 -:- 2,286,410 shares outstanding; unlimited number of shares authorized; no par value)		$9.85

STATEMENT OF OPERATIONS

For the six months ended December 31, 2005

Net investment income:
Interest income	$593,947

Expenses:
Investment advisory fee	22,791
Transfer agent fee	16,699
Custodian expense	3,515
Professional fees	2,260
Trustee fees	1,054
Other expenses	7,584

Total expenses	53,903
Custodian expense reductions [8]	(3,515)

Net expenses	50,388

Net investment income	543,559

Realized and unrealized loss on investments:
Net realized loss	(30,687)
Net decrease in unrealized appreciation	(463,326)

Net realized and unrealized loss on investments	(494,013)

Net increase in net assets resulting from operations	$49,546

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2005 and the year ended June 30, 2005

	Six months 12/31/05	Year ended 06/30/05
Increase in net assets:
Operations:
Net investment income	$543,558	$988,425
Net realized loss on investments	(30,687)	(27,142)
Net (decrease)/increase in unrealized appreciation	(463,326)	267,746

Net increase in net assets resulting from operations	49,545	1,229,029
Distributions to shareholders from net investment income	(543,558)	(988,425)
Net fund share transactions	654,982	4,053,285

Total increase	160,969	4,293,889
Net assets:
Beginning of year	22,369,157	18,075,268

End of period/year	$22,530,126	$22,369,157

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/05	For the years ended June 30,
		2005	2004	2003	2002
Net asset value, beginning of year	$10.07	$9.94	$10.35	$10.07	$9.83

Income from investment operations:
Net investment income	0.27	0.47	0.52	0.53	0.58
Net gains/(losses) on securities, both realized and unrealized	(0.22)	0.13	(0.41)	0.28	0.24

Total from investment operations	0.05	0.60	0.11	0.81	0.82
Less distributions:
Distributions from net investment income	(0.27)	(0.47)	(0.52)	(0.53)	(0.58)

Net asset value, end of year	$9.85	$10.07	$9.94	$10.35	$10.07

Total return	0.19%	6.17%	1.09%	8.23%	8.54%
Net assets, end of year (in thousands)	$22,530	$22,369	$18,075	$18,758	$13,412
Ratio of net expenses to average net assets (a)	0.22%	0.44%	0.45%	0.45%	0.48%
Ratio of net investment income to average net assets	2.41%	4.68%	5.12%	5.19%	5.81%
Portfolio turnover	15.76%	28.88%	42.35%	53.62%	75.15%

(a)	Percentages before custodian and interest expense reductions were:

.24% for the six months ended 12/31/2005, .48% for 2005, .48% for 2004, .48% for 2003, .52% for 2002.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

1.	Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series, and

Intermediate Government Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series and the eight state tax-free funds are valued using market quotations as provided by an independent pricing service, the former on a daily basis and the latter on a weekly basis. Securities held by the eight state tax-free funds are also valued daily as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

DUPREE MUTUAL FUNDS NOTES TO FINANCIAL STATEMENTS December 31, 2005 1. Significant Accounting Policies, continued:	UNAUDITED

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on the accrual basis.

D.	When-Issued Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until payment takes place. At the time the Funds enter into this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

Each of the Funds is a separate entity for federal income tax purposes. It is each Funds’ policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2005. Therefore, no federal income tax provision is required.

F.	Distributions

All of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series,
North Carolina Tax-Free Short-to-Medium Series,
Tennessee Tax-Free Short-to-Medium Series,
Intermediate Government Bond Series, and

Quarterly for:	Alabama Tax-Free Income Series,
Kentucky Tax-Free Income Series,
Mississippi Tax-Free Income Series,
North Carolina Tax-Free Income Series,
Tennessee Tax-Free Income Series

Timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

G.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements for the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it

DUPREE MUTUAL FUNDS NOTES TO FINANCIAL STATEMENTS December 31, 2005 2. Investment Advisory Fee, continued:	UNAUDITED

under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each series determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each series determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each series determined separately; and .35 of 1% of the average daily net assets in excess of $500,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the six months ended December 31, 2005, investment advisory fees and waived amounts were as follows:

	Investment Advisory fees	Waived Investment Advisory fees
Alabama Tax-Free Income Series	$21,117	$17,885
Kentucky Tax-Free Income Series	$1,400,237	—
Kentucky Tax-Free Short-to-Medium Series	$235,668	—
Mississippi Tax-Free Income Series	$11,583	$10,177
North Carolina Tax-Free Income Series	$93,513	—
North Carolina Tax-Free Short-to-Medium Series	$38,637	$7,451
Tennessee Tax-Free Income Series	$210,061	—
Tennessee Tax-Free Short-to-Medium Series	$47,758	$6,338
Intermediate Government Bond Series	$22,791	—

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc., the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% of 1% on the first $20,000,000 of average net assets and .12% of 1% of all amounts in excess of $20,000,000 of average net assets.

3.	Purchases and Sales of Securities

During the six months ended December 31, 2005, the cost of purchases and the proceeds from sales and maturities of securities (excluding short-term securities) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$1,502,636	$638,691
Kentucky Tax-Free Income Series	91,200,815	48,941,077
Kentucky Tax-Free Short-to-Medium Series	1,047,870	9,241,762
Mississippi Tax-Free Income Series	801,352	426,641
North Carolina Tax-Free Income Series	4,767,045	3,413,398
North Carolina Tax-Free Short-to-Medium Series	254,758	1,983,203
Tennessee Tax-Free Income Series	5,003,885	2,069,985
Tennessee Tax-Free Short-to-Medium Series	529,700	2,331,515
Intermediate Government Bond Series	4,036,548	3,466,190

DUPREE MUTUAL FUNDS NOTES TO FINANCIAL STATEMENTS December 31, 2005	UNAUDITED

4.	Capital Shares

At December 31, 2005 there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2005		Year Ended June 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	153,547	$1,804,543	257,047	$3,038,742
Shares issued for reinvestment of distributions	9,898	116,445	18,821	221,221
Shares redeemed	(61,868)	(724,477)	(81,481)	(964,594)
Net increase	101,577	$1,196,511	194,387	$2,295,369

KENTUCKY TAX-FREE INCOME SERIES	Six Months Ended December 31, 2005		Year Ended June 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	6,438,731	$48,743,596	11,236,963	$85,955,642
Shares issued for reinvestment of distributions	1,048,502	7,926,642	2,555,754	19,449,910
Shares redeemed	(3,780,066)	(28,610,338)	(6,759,937)	(51,700,394)
Net increase	3,707,168	$28,059,900	7,032,780	$53,705,158

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2005		Year Ended June 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,293,000	$6,761,494	4,533,367	$24,090,958
Shares issued for reinvestment of distributions	173,941	909,010	409,453	2,172,815
Shares redeemed	(2,800,764)	(14,639,121)	(4,921,385)	(26,133,145)
Net increase	(1,333,823)	(6,968,617)	21,435	130,628

MISSISSIPPI TAX-FREE INCOME SERIES	Six Months Ended December 31, 2005		Year Ended June 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	49,500	$572,792	133,931	$1,574,161
Shares issued for reinvestment of distributions	5,405	62,667	12,532	146,062
Shares issued for reinvestment of capital gains	1,254	14,493	0	0
Shares redeemed	(40,453)	(472,755)	(19,655)	(231,094)
Net increase	15,705	$177,198	126,808	$1,489,129

NORTH CAROLINA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2005		Year Ended June 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	414,903	$4,549,669	803,105	$8,888,885
Shares issued for reinvestment of distributions	55,764	610,909	129,319	1,422,722
Shares redeemed	(331,494)	(3,636,779)	(498,287)	(5,493,182)
Net increase	139,173	$1,523,799	434,137	$4,818,425

DUPREE MUTUAL FUNDS NOTES TO FINANCIAL STATEMENTS December 31, 2005 4. Capital Shares, continued:	UNAUDITED

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2005		Year Ended June 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	96,105	$1,009,551	494,522	$5,275,289
Shares issued for reinvestment of distributions	14,346	150,527	33,493	356,511
Shares redeemed	(309,180)	(3,248,851)	(425,310)	(4,536,020)
Net increase	(198,729)	($2,088,773)	102,705	$1,095,780

TENNESSEE TAX-FREE INCOME SERIES	Six Months Ended December 31, 2005		Year Ended June 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	696,893	$7,713,235	1,786,902	$19,956,182
Shares issued for reinvestment of distributions	62,264	688,337	152,080	1,688,267
Shares redeemed	(359,760)	(3,986,928)	(1,053,564)	(11,746,976)
Net increase	399,397	$4,414,643	885,418	$9,897,473

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2005		Year Ended June 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	132,796	$1,397,001	380,688	$4,070,797
Shares issued for reinvestment of distributions	18,527	194,551	41,975	447,462
Shares redeemed	(384,044)	(4,024,160)	(519,856)	(5,542,597)
Net increase	(232,721)	($2,432,608)	(97,193)	($1,024,338)

INTERMEDIATE GOVERNMENT BOND SERIES	Six Months Ended December 31, 2005		Year Ended June 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	167,960	$1,669,015	639,505	$6,423,219
Shares issued for reinvestment of distributions	41,485	410,810	77,573	778,570
Shares redeemed	(143,756)	(1,424,843)	(313,969)	(3,148,504)
Net increase	65,688	$654,982	403,109	$4,053,285

5.	Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively, and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Significant political and economic developments within a specific state may have direct and indirect repercussions on virtually all municipal securities issued in a state. Accordingly, these Funds may carry a greater risk than a fund that is not concentrated to the same extent in the issuers of a single state.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

6.	Federal Income Taxes

At June 30, 2005 the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series have capital loss carryforwards which are available to offset future capital gains, if any.

The capital loss carryforwards expire as follows:

	2006	2007	2008	2009	2010	2011	2012	2013	Total
Alabama Tax-Free Income Series	$—	$—	$—	$—	$63	$1,444	$1,430	$157	$3,094
Kentucky Tax-Free Income Series	—	—	—	1,871,357	—	—	—	267,523	2,138,880
Kentucky Tax-Free Short-to-Medium Series	73,155	—	135,232	312,672	34,064	—	44,500	329,431	929,054
North Carolina Tax-Free Income Series	—	—	53,140	—	17,738	—	964,705	—	1,035,583
North Carolina Tax-Free Short-to-Medium Series	—	—	5,915	22,226	—	—	10,514	4,659	43,314
Tennessee Tax-Free Income Series	—	—	276,976	523,414	69,806	18,314	175,434	28,670	1,092,614
Tennessee Tax-Free Short-to-Medium Series	—	—	5,991	37,349	—	—		797	44,137
Intermediate Government Bond Series	—	—	209,853	46,873	—	—	177,848	2	374,576

The tax basis components of distributable earnings for each of the Funds differs from the book basis by the amounts of Post-October Losses listed below and Distributions to Shareholders as listed on the Statements of Assets and Liabilities.

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during fiscal 2005 as follows:

Post-October Losses
Kentucky Tax-Free Income Series	$(435,790)
Kentucky Tax-Free Short-to-Medium Series	(13,424)
North Carolina Tax-Free Short-to-Medium Series	(16,019)
Tennessee Tax-Free Short-to-Medium Series	(59,759)
Intermediate Government Bond Series	(27,140)

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

6.	Federal Income Taxes, continued:

At June 30, 2005 the effect of permanent book to tax differences (expiration of capital loss carryforwards) resulted in increases and decreases to the components of net assets as follows:

	Accumulated Net Realized Gains	Capital
Kentucky Tax-Free Short-to-Medium Series	$188,198	($188,198)

The tax character of distributions paid for the years ended June 30, 2005 and 2004 were as follows:

	6/30/2005			6/30/2004
	Tax Exempt Income	Ordinary Income	Long- term Capital Gain	Tax Exempt Income	Ordinary Income	Long- term Capital Gain
Alabama Tax-Free Income Series	$273,588	$—	$—	$222,005	$—	$—
Kentucky Tax-Free Income Series	27,597,283	—	—	26,976,997	—	—
Kentucky Tax-Free Short-to-Medium Series	2,885,070	—	—	3,054,917	—	—
Mississippi Tax-Free Income Series	160,579	—	—	122,010	—	691
North Carolina Tax-Free Income Series	1,643,099	—	—	1,587,135	—	—
North Carolina Tax-Free Short-to-Medium Series	474,522	—	—	453,640	—	—
Tennessee Tax-Free Income Series	3,042,731	—	—	2,696,389	—	—
Tennessee Tax-Free Short-to-Medium Series	566,331	—	—	533,150	—	—
Intermediate Government Bond Series	—	988,425	—	—	947,761	—

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum potential exposure under such contractual arrangements is unknown, as this would involve future claims, if any, that may be made against the Funds that have not yet occurred. However, based on previous experience, the Funds do not anticipate the risk of loss to be material.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand and the agreement expires on September 30, 2006. Interest is payable based on the prime rate established by the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated. Debt covenants, among others, require the Funds to:

•	Provide the lender with the Funds’ annual report

•	Comply with all agreements with the lender and with applicable laws and regulations

•	Maintain appropriate insurance coverage

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

8.	Line of Credit Agreement and Custodian Agreement, continued:

During the six months ended December 31, 2005, the weighted average borrowings for each series were as follows:

Weighted average borrowings
Alabama Tax-Free Income Series	$7,696
Kentucky Tax Free Income Series	890
Kentucky Tax-Free Short-to-Medium Series	23,732
Mississippi Tax-Free Income Series	3,247
North Carolina Tax-Free Income Series	2,140
North Carolina Tax-Free Short-to-Medium Series	8,200
Tennessee Tax-Free Income Series	1,148
Tennessee Tax-Free Short-to-Medium Series	5,540
Intermediate Government Bond Series	0

The Funds have a contractual agreement with the custodian whereby the bank will provide certain custodial services for $1.00 per year. Through arrangements with the Funds’ custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund’s expenses. During the year, these credits reduced each of the Fund’s expenses by the amount shown on the statements of operation as “custodian expense reductions.”

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

The Statement of Additional Information (“SAI”) includes additional information about Trustees and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q beginning with the September 2004 quarter. The complete listing (i) is available on the Securities and Exchange Commission’s website and (ii) will be made available to shareholders upon request by calling 800-866-0614. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Board of Trustees Approval of Existing Advisory Agreements

Dupree Mutual Fund’s Board of Trustees is responsible for overseeing the Trust’s corporate policies and adhering to fiduciary standards under the Investment Company Act of 1940 (“1940 Act”). The Trustees are responsible for the annual renewal of the Trust’s investment advisory agreements with each series of the Trust. Under the Investment Advisory Agreements, Dupree & Company, Inc. assumes responsibility for providing investment advisory and other services.

In considering whether to renew the Investment Advisory Agreements, the Trustees, at their meeting of October 25, 2005 meeting, reviewed the following factors with respect to each series: (1) the nature, extent and quality of services provided by Dupree & Company to each series; (2) the investment performance of each series; (3) the costs of the services provided to each series and the profits realized or to be realized by Dupree & Company from its relationship with the Trust; (4) the extent to which economies of scale have been realized as each series grows; (5) whether the level of fees reflects those economies of scale for the benefit of series investors; (6) comparisons of services and fees with contracts entered into by Dupree & Company with other clients; and (7) other benefits derived or anticipated to be derived by Dupree & Company from its relationship with the Trust.

Set forth below are the general factors the Trustees considered for all of the series, followed by an outline of the selected specific factors the Trustees considered for each particular series.

Nature, Extent and Quality of Services

Pursuant to each agreement, the Investment Adviser provides investment supervisory services, office space and facilities and corporate administration. Specifically, the Investment Adviser obtains and evaluates relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities to formulate a continuing program for the management of each series’ assets in a manner consistent with the series’ investment objectives’ and to implement this program by selecting the securities to be purchased or sold by the series and placing orders for such purchases and sales. In addition, the Investment Adviser provides for the series’ office needs, maintains each series’ books and records, assumes and pays all sales and promotional expenses incurred in the distribution of each series’ shares, staffs the series with persons competent to perform all of its executive and administrative functions, supervises and coordinates the activities of the Trust’s institutional and other agents (e.g. custodian, transfer agent, independent accounts, independent legal counsel), and permits its officers and employees to serve as officers of the Trust, all without additional cost to the Trust.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

The Trustees considered that the Investment Adviser is an experienced investment adviser whose investment professionals have managed the several series of the Trust since their inception. The Investment Adviser’s personnel provide active and extensive monitoring of the investment portfolios daily and report on the investment performance of the series to the Trustees at their scheduled quarterly meetings. The Trustees considered that the Investment Adviser has carried out these responsibilities in a professional manner over the years.

The Trustees considered, among other things, the performance of each of the series, as discussed below.

Performance

The Trustees considered the performance of each series during historical and recent periods and compared to (i) standardized industry performance data, (ii) the performance of comparable mutual funds and (iii) the performance of recognized indices.

The Trustees considered the comparative performance and expense data for each series prepared by an independent third party, Morningstar, Inc., for 1, 3 and 12 months and annualized for 3, 5 and 10 years as compared with other single state funds or government bond funds. For the most part, the series’ returns over the periods reviewed have been very close to the series’ respective benchmarks. For additional detail about the considerations for each Trust series, see “Series-by-Series Factors” below.

Cost and Profitability

The Trustees reviewed the audited (year ended December 31, 2004) and unaudited financial statements (nine months ended September 30, 2005) of Dupree & Company, Inc; statements of Dupree & Company Inc.’s revenues and costs of and profits from furnishing services to each series (twelve months ended June 30, 2005). The Investment Adviser’s revenues and costs of and profits from furnishing services to each series are allocated to each series according to each series’ identifiable costs and according to the size of the series in relation to the total size of the Trust. The Trustees considered the Investment advisory fees paid to the Investment Adviser, expressed in dollar terms and as a percentage of assets under management. The Trustees considered and reviewed information concerning the costs incurred and profits derived by Dupree & Co. for services rendered in its capacity as Investment Adviser to each series since the inception of each series. The Trustees determined that the profits earned were reasonable in light of the advisory, administrative and other services provided to each series and the historic subsidization provided by Dupree & Co. to the several series.

Fees Charged by Other Advisers

The Trustees considered information regarding fees paid to other advisers for managing similar investment portfolios. The Trustees received comparative fee information for comparable peer group funds prepared by Morningstar. The Trustees considered that the proposed advisory fees to be paid to the Investment Adviser for its services to each series are comparable to the advisory fees charged to other similar portfolios.

Economies of Scale

In addition to considering that the Investment Adviser’s fees are comparable to fees charged to other similar portfolios, the Trustees also considered that economies of scale are integrated into the expense formulation. Accordingly, as net assets increase, the Investment Adviser’s fees decrease on a percentage basis.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

Fee Comparison with Other Clients

The only Investment Company served by the Investment Adviser is the Trust. The Investment Adviser also provides advice to three institutional clients. These institutional clients are not investment companies and do not have the same business, shareholder, regulatory or governance requirements. Therefore, these clients are not directly comparable.

Other Benefits

The Trustees considered that the Investment Adviser derives a financial benefit from its advisory relationship with the Trust. The sole benefit that accrues to the Investment Adviser is an increase in total fees received as each series increases in net asset size. The benefit to the shareholders of each series is that the Investment Adviser’s fees decrease on a percentage basis as total net assets under management increase. Dupree & Company, Inc. reported no other indirect benefits attributable to management of the series, including, but not limited to, soft dollar arrangements.

Series-by-Series Factors

Alabama Tax-Free Income Series

•	As of June 30, 2005 the growth of $10,000 (since inception 1/3/00) invested in the Series was $15,068. The growth of a $10,000 investment for the same time period using the Lehman Brothers 10 year and 20 year Municipal Bond Indices was $14,117 and $15,303 respectively

•	As of August 31, 2005 the Series received an overall Morningstar Rating of five stars. The Series has maintained an overall Morningstar rating of five stars since its inception on January 3, 2000

•	As of August 31, 2005 the Series Expense Ratio was .54 (after waiver of fees), the lowest of 8 funds compared by Morningstar

Kentucky Tax-Free Income Series

•	As of June 30, 2005 the ten year growth of $10,000 invested in the Series was $17,088. The growth of a $10,000 investment for the same ten year time period using the Lehman Brothers 10 year Municipal Bond Index was $17,966

•	As of August 31, 2005 the Series received an overall Morningstar Rating of five stars

•	As of August 31, 2005 the Series Expense Ratio was .60, the second lowest of 19 funds compared by Morningstar. The fund having the lowest expense ratio also required payment of a trust fee

Kentucky Tax-Free Short-to-Medium Series

•	As of June 30, 2005 the ten year growth of $10,000 invested in the Series was $14,856. The growth of a $10,000 investment for the same ten year time period using the Lehman Brothers 3 year Municipal Bond Index was $15,541

•	As of August 31, 2005 the Series received an overall Morningstar Rating of three stars

•	As of August 31, 2005 the Series Expense Ratio was .71, tied with the sixth lowest of 19 funds compared by Morningstar. The fund having the lowest expense ratio also required payment of a trust fee

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

Mississippi Tax-Free Income Series

•	As of June 30, 2005 the growth of $10,000 (since inception 1/3/00) invested in the Series was $15,217. The growth of $10,000 for the same time period using the Lehman Brothers 10 year and 20 Year Municipal Bond Indices was $14,117 and $15,303 respectively

•	As of August 31, 2005 the Series received an overall Morningstar Rating of five stars

•	As of August 31, 2005 the Series Expense Ratio was .53 (after waiver of fees) was the lowest of 5 funds compared by Morningstar

North Carolina Tax-Free Income Series

•	As of June 30, 2005 the growth of $10,000 (since November 16, 1995) invested in the Series was $17,278. The growth of $10,000 for the same time period using the Lehman Brothers 10 year and 20 Year Municipal Bond Indices was $18,250 and $20,153 respectively

•	As of August 31, 2005 the Series received an overall Morningstar Rating of five stars

•	As of August 31, 2005 the Series Expense Ratio was .72, the fifth lowest of 27 funds compared by Morningstar

North Carolina Tax-Free Short-to-Medium Series

•	As of June 30, 2005 the growth of $10,000 (since November 16, 1995) was $15,006. The growth of $10,000 for the same time period using the Lehman Brothers 3 Year Municipal Bond Index was $14,834

•	As of August 31, 2005 the Series received an overall Morningstar Rating of four stars

•	As of August 31, 2005 the Series Expense Ratio was .59 (after waiver of fees), the third lowest of 27 funds compared by Morningstar

Tennessee Tax-Free Income Series

•	As of June 30, 2005 the ten year growth of $10,000 invested in the Series was $17,950. The growth of $10,000 for the same ten year time period using the Lehman Brothers 10 Year and 20 Year Municipal Bond Indices was $17,966 and $19,314 respectively

•	As of August 31, 2005 the Series received an overall Morningstar Rating of five stars

•	As of August 31, 2005 the Series Expense Ratio was .69, the fifth lowest of 21 funds compared by Morningstar

Tennessee Tax-Free Short-to-Medium Series

•	As of June 30, 2005 the ten year growth of $10,000 invested in the Series was $15,010. The growth of $10,000 for the same ten year time period using the Lehman Brothers 3 Year Municipal Bond Index was $15,541

•	As of August 31, 2005 the Series received an overall Morningstar Rating of three stars

•	As of August 31, 2005 the Series Expense Ratio was .60 (after waiver of fees), the second lowest of 21 funds compared by Morningstar. The fund having the lowest expense ratio also required payment of a trust fee

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

Intermediate Government Bond Series

•	As of June 30, 2005 the ten year growth of $10,000 invested in the Series was $18,320. The growth of $10,000 for the same ten year time period using the Lehman Intermediate Treasury Index was $18,273

•	As of August 31, 2005 the Series received an overall Morningstar Rating of five stars

•	As of August 31, 2005 the Series Expense Ratio was .48, the second lowest of 17 funds compared by Morningstar

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 through December 31, 2005)

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2005” to estimate the expenses you paid on your account during this period.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Net Expense Ratio Annualized December 31, 2005	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During the Six Months Ended December 31, 2005*
Alabama Tax-Free Income Series
Actual	.40	$1,000.00	$1,002.02	$2.05
Hypothetical	.40	1,000.00	1,025.20	2.04
Kentucky Tax-Free Income Series
Actual	.59	1,000.00	1,004.30	2.98
Hypothetical	.59	1,000.00	1,025.20	3.01
Kentucky Tax-Free Short-to-Medium Series
Actual	.71	1,000.00	1,001.00	3.58
Hypothetical	.71	1,000.00	1,025.20	3.62
Mississippi Tax-Free Income Series
Actual	.45	1,000.00	995.90	2.26
Hypothetical	.45	1,000.00	1,025.20	2.30
North Carolina Tax-Free Income Series
Actual	.72	1,000.00	1,005.30	3.64
Hypothetical	.72	1,000.00	1,025.20	3.68
North Carolina Tax-Free Short-to-Medium Series
Actual	.71	1,000.00	1,000.80	3.58
Hypothetical	.71	1,000.00	1,025.20	3.62
Tennessee Tax-Free Income Series
Actual	.70	1,000.00	1,004.00	3.54
Hypothetical	.70	1,000.00	1,025.20	3.57
Tennessee Tax-Free Short-to-Medium Series
Actual	.59	1,000.00	1,000.70	2.98
Hypothetical	.59	1,000.00	1,025.20	3.01
Intermediate Government Bond Series
Actual	.45	1,000.00	$1,001.90	2.27
Hypothetical	.45	1,000.00	1,025.20	2.30

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [number of days in most recent fiscal half-year/365] (to reflect one-half year period).

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

Shareholder Meeting

A meeting of Shareholders was held on October 25, 2005. The purpose of the meeting was (i) to elect Messrs. William Combs, C. Timothy Cone, J. William Howerton, William Patterson and Ms. Lucy A. Breathitt as Trustees and (ii) to ratify the selection of Ernst & Young LLP as the Trust’s independent auditors for the fiscal year ending June 30, 2006 The results of all matters voted on by shareholders at the Shareholder Meeting held October 25, 2005 were as follows:

A.	Election of Trustees:

	FOR	AGAINST	ABSTAIN	WITHHELD	TOTAL
Lucy A. Breathitt	42,405,497.975	209,650.370	207,823.047	0.00	42,822,971.392
William A. Combs	42,516,315.567	209,650.370	207,823.047	0.00	42,933,788.984
C. Timothy Cone	42,364,492.593	209,650.370	207,823.047	0.00	42,781,966.010
J. William Howerton	42,532,319.458	209,650.370	207,823.047	0.00	42,949,792.875
William S. Patterson	42,435,592.358	209,650.370	207,823.047	0.00	42,853,065.775

Cumulative voting rights were exercised in the election of Trustees. The total proxy votes are distributed among those individuals selected.

B.	Ratification of Ernst & Young LLP for the fiscal year 2006:

	FOR	AGAINST	ABSTAIN	TOTAL
Ernst & Young LLP	41,610,202.520	521,183.118	736,931.369	42,868,317.007

C.	Other business:

	FOR	AGAINST	ABSTAIN	TOTAL
Other business	36,311,468.012	677,799.894	5,879,049.101	42,868,317.007

The Statement of Additional Information (“SAI”) includes additional information about Fund Trustees and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics

The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions. The full text of the Code of Ethics is incorporated by reference from the registrant’s Post Effective Amendment No. 45. There have been no amendments to or waivers from the Code of Ethics during the reporting period. The Registrant’s Code of Ethics is posted on its web site Dupree-funds.com.

Item 3.	Audit Committee Financial Expert: Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services: Not applicable for semi-annual report.

Item 5.	Not applicable

Item 6.	Included as part of item 1.

Item 7.	Not applicable

Item 8.	Not applicable.

Item 9.	Not applicable

Item 10.	There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11.	Controls and Procedures:

(a)	Within 90 days of filing this report the registrant’s principal executive officers have deemed the controls and procedures effective.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report- that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a	)	(1)	Incorporated by reference from Post Effective Amendment No. 45

(a	)	(2)	Certifications

(a	)	(3)	Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DUPREE MUTUAL FUNDS
(Registrant)

By	/s/ Thomas P. Dupree, Sr.
Thomas P. Dupree, President

Date 6th March 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas P. Dupree, Sr.
Thomas P. Dupree, Sr., President

Date 6th March 2006

By	/s/ Michelle M Dragoo
Michelle M. Dragoo, Treasurer

Date 6th March 2006